United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Six months ended 6/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated American Leaders Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$17.13		$21.55		$21.38		$20.67		$19.10		$15.21
Income From Investment Operations:
Net investment income	0.08	[2]	0.22	[2]	0.30		0.33		0.31		0.28
Net realized and unrealized gain (loss) on investments	(2.03)		(2.10)		2.89		0.69		1.53		3.86
TOTAL FROM INVESTMENT OPERATIONS	(1.95)		(1.88)		3.19		1.02		1.84		4.14
Less Distributions:
Distributions from net investment income	(0.27)		(0.30)		(0.33)		(0.31)		(0.27)		(0.25)
Distributions from net realized gain on investments	(4.10)		(2.24)		(2.69)		--		--		--
TOTAL FROM DISTRIBUTIONS	(4.37)		(2.54)		(3.02)		(0.31)		(0.27)		(0.25)
Net Asset Value, End of Period	$10.81		$17.13		$21.55		$21.38		$20.67		$19.10
Total Return [3]	(12.08)%		(9.66)%		16.81%		5.02%		9.78%		27.69%

Ratios to Average Net Assets:
Net expenses	1.00	% [4,5]	0.92	% [5]	0.92	% [5]	0.90	% [5]	0.90	% [5]	0.90	% [5]
Net investment income	1.16	% [4]	1.12%		1.27%		1.32%		1.44%		1.53%
Expense waiver/reimbursement [6]	0.04	% [4]	0.02%		0.00	% [7]	0.00	% [7]	0.01%		0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$113,588		$152,568		$229,478		$260,290		$320,987		$348,559
Portfolio turnover	84%		52%		53%		51%		43%		36%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent, registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio for the six months ended June 30, 2008 and for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 are 0.99%, 0.92%, 0.91%, 0.88%, 0.89% and 0.89%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$17.03		$21.43		$21.28		$20.58		$19.05		$15.21
Income From Investment Operations:
Net investment income	0.06	[2]	0.17	[2]	0.23		0.24		0.25		0.26
Net realized and unrealized gain (loss) on investments	(2.02)		(2.08)		2.88		0.73		1.53		3.83
TOTAL FROM INVESTMENT OPERATIONS	(1.96)		(1.91)		3.11		0.97		1.78		4.09
Less Distributions:
Distributions from net investment income	(0.21)		(0.25)		(0.27)		(0.27)		(0.25)		(0.25)
Distributions from net realized gain on investments	(4.10)		(2.24)		(2.69)		--		--		--
TOTAL FROM DISTRIBUTIONS	(4.31)		(2.49)		(2.96)		(0.27)		(0.25)		(0.25)
Net Asset Value, End of Period	$10.76		$17.03		$21.43		$21.28		$20.58		$19.05
Total Return [3]	(12.16)%		(9.86)%		16.48%		4.78%		9.50%		27.32%

Ratios to Average Net Assets:
Net expenses	1.25	% [4,5]	1.17	% [5]	1.17	% [5]	1.15	% [5]	1.15	% [5]	1.15	% [5]
Net investment income	0.90	% [4]	0.87%		1.03%		1.09%		1.22%		1.20%
Expense waiver/reimbursement [6]	0.04	% [4]	0.02%		0.00	% [7]	0.00	% [7]	0.01%		0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,086		$6,409		$8,198		$7,398		$6,823		$3,697
Portfolio turnover	84%		52%		53%		51%		43%		36%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent, registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2008 and for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 are 1.24%, 1.17%, 1.16%, 1.13%, 1.15% and 1.14%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$ 879.20	$4.67
Service Shares	$1,000	$ 878.40	$5.84
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,019.89	$5.02
Service Shares	$1,000	$1,018.65	$6.27

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.00%
Service Shares	1.25%

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	22.7%
Energy	16.5%
Information Technology	12.0%
Industrials	10.2%
Health Care	8.9%
Consumer Staples	8.6%
Consumer Discretionary	7.7%
Materials	6.0%
Telecommunication Services	3.4%
Utilities	3.1%
Securities Lending Collateral [2]	2.0%
Cash Equivalents [3]	0.9%
Other Assets and Liabilities--Net [4]	(2.0)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending colateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--99.1%
		Consumer Discretionary--7.7%
123,535	[1,2]	Ford Motor Co.	$594,203
62,300		Leggett and Platt, Inc.	1,044,771
15,400		Magna International, Inc., Class A	912,296
36,900		Omnicom Group, Inc.	1,656,072
86,400		Regal Entertainment Group	1,320,192
56,600		TJX Cos., Inc.	1,781,202
56,900		Walt Disney Co.	1,775,280
		TOTAL	9,084,016
		Consumer Staples--8.6%
28,000		Altria Group, Inc.	575,680
30,600		Coca-Cola Femsa SA, ADR	1,725,534
20,500		Kimberly-Clark Corp.	1,225,490
16,800		Kraft Foods, Inc., Class A	477,960
39,300		Kroger Co.	1,134,591
28,000		Philip Morris International, Inc.	1,382,920
25,900	[2]	Reynolds American, Inc.	1,208,753
43,900		Wal-Mart Stores, Inc.	2,467,180
		TOTAL	10,198,108
		Energy--16.5%
16,100		BP PLC, ADR	1,120,077
35,700		Chevron Corp.	3,538,941
30,200		ConocoPhillips	2,850,578
24,900		ENSCO International, Inc.	2,010,426
39,100		Exxon Mobil Corp.	3,445,883
18,000		Hess Corp.	2,271,420
27,400		Occidental Petroleum Corp.	2,462,164
46,500		Valero Energy Corp.	1,914,870
		TOTAL	19,614,359
		Financials--22.7%
31,300		AON Corp.	1,437,922
62,100		Ace Ltd.	3,421,089
56,600		Aflac, Inc.	3,554,480
34,900		Endurance Specialty Holdings Ltd.	1,074,571
19,400		Goldman Sachs Group, Inc.	3,393,060
9,600		Hartford Financial Services Group, Inc.	619,872
101,500		J.P. Morgan Chase & Co.	3,482,465
62,100		Loews Corp.	2,912,490
24,500		Merrill Lynch & Co., Inc.	776,895
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
72,900		Morgan Stanley	$2,629,503
30,100		Nationwide Financial Services, Inc., Class A	1,445,101
25,300		RenaissanceRe Holdings Ltd.	1,130,151
46,600		Wells Fargo & Co.	1,106,750
		TOTAL	26,984,349
		Health Care--8.9%
32,800		Abbott Laboratories	1,737,416
67,100		Bristol-Myers Squibb Co.	1,377,563
52,400		Covidien Ltd.	2,509,436
37,400	[1]	Forest Laboratories, Inc., Class A	1,299,276
48,200		Johnson & Johnson	3,101,188
30,900		Pfizer, Inc.	539,823
		TOTAL	10,564,702
		Industrials--10.2%
27,400		3M Co.	1,906,766
33,200		Dover Corp.	1,605,884
20,100		Eaton Corp.	1,707,897
28,300		Illinois Tool Works, Inc.	1,344,533
19,900		L-3 Communications Holdings, Inc.	1,808,313
24,600		Lockheed Martin Corp.	2,427,036
19,700		Northrop Grumman Corp.	1,317,930
		TOTAL	12,118,359
		Information Technology--12.0%
52,300	[1]	Dell, Inc.	1,144,324
26,500	[1]	Fiserv, Inc.	1,202,305
64,400		Hewlett-Packard Co.	2,847,124
18,700		IBM Corp.	2,216,511
35,100		Intel Corp.	753,948
85,000	[1]	Oracle Corp.	1,785,000
78,000	[1]	Symantec Corp.	1,509,300
43,900	[1]	Western Digital Corp.	1,515,867
91,600		Xerox Corp.	1,242,096
		TOTAL	14,216,475
		Materials--6.0%
50,800		Alcoa, Inc.	1,809,496
35,800		Dow Chemical Co.	1,249,778
19,200	[2]	Freeport-McMoRan Copper & Gold, Inc.	2,250,048
21,300		PPG Industries, Inc.	1,221,981
27,300	[1]	Pactiv Corp.	579,579
		TOTAL	7,110,882
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--3.4%
58,300		AT&T, Inc.	$1,964,127
58,606		Verizon Communications, Inc.	2,074,653
		TOTAL	4,038,780
		Utilities--3.1%
126,100		Duke Energy Corp.	2,191,618
36,000	[1]	NRG Energy, Inc.	1,544,400
		TOTAL	3,736,018
		TOTAL COMMON STOCKS (IDENTIFIED COST $118,873,183)	117,666,048
		REPURCHASE AGREEMENTS--2.9%
$1,033,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835.	1,033,000
2,361,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835 (purchased with proceeds from securities lending collateral).	2,361,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	3,394,000
		TOTAL INVESTMENTS--102.0% (IDENTIFIED COST $122,267,183) [3]	121,060,048
		OTHER ASSETS AND LIABILITIES - NET--(2.0)% [4]	(2,386,697)
		TOTAL NET ASSETS--100%	$118,673,351

1 Non-income-producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$117,666,048
Level 2 - Other Significant Observable Inputs	3,394,000
Level 3 - Significant Unobservable Inputs	--
TOTAL	$121,060,048

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $2,174,551 of securities loaned (identified cost $122,267,183)		$121,060,048
Cash		584
Income receivable		154,621
Receivable for investments sold		229,856
Receivable for shares sold		10,407
TOTAL ASSETS		121,455,516
Liabilities:
Payable for investments purchased	$341,180
Payable for shares redeemed	51,900
Payable for Directors'/Trustees' fees	362
Payable for distribution services fee (Note 5)	1,109
Payable for collateral due to broker for securities loaned	2,361,000
Accrued expenses	26,614
TOTAL LIABILITIES		2,782,165
Net assets for 10,981,769 shares outstanding		$118,673,351
Net Assets Consist of:
Paid-in capital		$145,342,146
Net unrealized depreciation of investments		(1,207,135)
Accumulated net realized loss on investments		(26,231,430)
Undistributed net investment income		769,770
TOTAL NET ASSETS		$118,673,351
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$113,587,823 ÷ 10,508,950 shares outstanding, no par value, unlimited shares authorized		$10.81
Service Shares:
$5,085,528 ÷ 472,819 shares outstanding, no par value, unlimited shares authorized		$10.76

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $2,387)			$1,408,191
Interest (including income on securities loaned of $2,253)			35,612
TOTAL INCOME			1,443,803
Expenses:
Investment adviser fee (Note 5)		$503,611
Administrative personnel and services fee (Note 5)		94,481
Custodian fees		5,939
Transfer and dividend disbursing agent fees and expenses		14,872
Directors'/Trustees' fees		1,218
Auditing fees		12,092
Legal fees		8,438
Portfolio accounting fees		28,611
Distribution services fee--Service Shares (Note 5)		6,931
Printing and postage		21,757
Insurance premiums		1,638
Miscellaneous		2,514
TOTAL EXPENSES		702,102
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(5,584)
Waiver of administrative personnel and services fee	(16,733)
Fees paid indirectly for directed brokerage arrangements	(5,806)
TOTAL WAIVERS AND EXPENSE REDUCTION		(28,123)
Net expenses			673,979
Net investment income			769,824
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(25,952,993)
Net change in unrealized depreciation of investments			6,960,984
Net realized and unrealized loss on investments			(18,992,009)
Change in net assets resulting from operations			$(18,222,185)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$769,824	$2,255,110
Net realized gain (loss) on investments	(25,952,993)	35,177,766
Net change in unrealized appreciation/depreciation of investments	6,960,984	(55,104,912)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(18,222,185)	(17,672,036)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(2,190,498)	(3,021,640)
Service Shares	(74,336)	(94,331)
Distributions from net realized gain on investments
Primary Shares	(33,895,684)	(22,513,528)
Service Shares	(1,445,340)	(842,958)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,605,858)	(26,472,457)
Share Transactions:
Proceeds from sale of shares	1,052,358	6,901,960
Net asset value of shares issued to shareholders in payment of distributions declared	37,605,858	26,472,457
Cost of shares redeemed	(23,133,456)	(67,929,053)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,524,760	(34,554,636)
Change in net assets	(40,303,283)	(78,699,129)
Net Assets:
Beginning of period	158,976,634	237,675,763
End of period (including undistributed net investment income of $769,770 and $2,264,780, respectively)	$118,673,351	$158,976,634

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The primary investment objective of the Fund is to seek long-term growth of capital. The Fund's secondary objective is to provide income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,174,551	$2,361,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2008		Year Ended 12/31/2007
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	69,068	$883,992	316,859	$6,491,363
Shares issued to shareholders in payment of distributions declared	3,251,007	36,086,182	1,370,648	25,535,168
Shares redeemed	(1,715,283)	(22,404,905)	(3,433,256)	(66,451,923)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	1,604,792	$14,565,269	(1,745,749)	$(34,425,392)

	Six Months Ended 6/30/2008		Year Ended 12/31/2007
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,872	$168,366	21,413	$410,597
Shares issued to shareholders in payment of distributions declared	137,527	1,519,676	50,500	937,289
Shares redeemed	(53,825)	(728,551)	(78,160)	(1,477,130)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	96,574	$959,491	(6,247)	$(129,244)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,701,366	$15,524,760	(1,751,996)	$(34,554,636)

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $122,267,183. The net unrealized depreciation of investments for federal tax purposes was $1,207,135. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,735,565 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,942,700.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily waived $5,584 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.116% of average daily net assets of the Fund. FAS waived $16,733 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2008, the Fund's expenses were reduced by $5,806 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$112,495,486
Sales	$127,024,131

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED AMERICAN LEADERS FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated American Leaders Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916405
Cusip 313916793

G00433-04 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$7.39		$6.78		$5.88		$5.83		$5.46		$4.43
Income From Investment Operations:
Net investment income	0.03	[2]	0.06	[2]	0.06		0.05		0.06		0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.48)		0.61		0.89		0.06		0.34		1.01
TOTAL FROM INVESTMENT OPERATIONS	(0.45)		0.67		0.95		0.11		0.40		1.05
Less Distributions:
Distributions from net investment income	(0.02)		(0.06)		(0.05)		(0.06)		(0.03)		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.14)		--		--		--		--		--
TOTAL DISTRIBUTIONS	(0.16)		(0.06)		(0.05)		(0.06)		(0.03)		(0.02)
Net Asset Value, End of Period	$6.78		$7.39		$6.78		$5.88		$5.83		$5.46
Total Return [3]	(6.10)%		9.88%		16.21%		1.91%		7.39%		23.92%

Ratios to Average Net Assets:
Net expenses	1.18	% [4,5]	1.18	% [5]	1.15	% [5]	1.15	% [5]	1.03	% [5]	0.99%
Net investment income	0.82	% [4]	0.85%		0.79%		0.78%		1.13%		0.93%
Expense waiver/reimbursement [6]	0.13	% [4]	0.78%		1.09%		1.03%		1.22%		2.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,557		$81,727		$16,014		$17,158		$18,397		$15,461
Portfolio turnover	149%		198%		125%		66%		30%		60%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent, registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2008 and for the years ended December 31, 2007, 2006, 2005 and 2004 are 1.18%, 1.18%, 1.14%, 1.15% and 1.02%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$7.37		$6.76		$5.87		$5.82		$5.46		$4.43
Income From Investment Operations:
Net investment income	0.02	[2]	0.04	[2]	0.03		0.03		0.05		0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.48)		0.61		0.89		0.07		0.34		1.02
TOTAL FROM INVESTMENT OPERATIONS	(0.46)		0.65		0.92		0.10		0.39		1.05
Less Distributions:
Distributions from net investment income	(0.00	) [3]	(0.04)		(0.03)		(0.05)		(0.03)		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.14)		--		--		--		--		--
TOTAL DISTRIBUTIONS	(0.14)		(0.04)		(0.03)		(0.05)		(0.03)		(0.02)
Net Asset Value, End of Period	$6.77		$7.37		$6.76		$5.87		$5.82		$5.46
Total Return [4]	(6.27)%		9.64%		15.78%		1.70%		7.11%		23.88%

Ratios to Average Net Assets:
Net expenses	1.43	% [5,6]	1.43	% [6]	1.40	% [6]	1.40	% [6]	1.28	% [6]	1.24%
Net investment income	0.55	% [5]	0.60%		0.54%		0.53%		0.91%		0.66%
Expense waiver/reimbursement [7]	0.13	% [5]	0.78%		1.09%		1.03%		1.22%		2.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,820		$9,368		$9,431		$9,005		$8,873		$5,827
Portfolio turnover	149%		198%		125%		66%		30%		60%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent, registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2008 and for the years ended December 31, 2007, 2006, 2005 and 2004 are 1.43%, 1.42%, 1.39%, 1.40% and 1.27%, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$ 939.00	$5.69
Service Shares	$1,000	$ 937.30	$6.89
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,019.00	$5.92
Service Shares	$1,000	$1,017.75	$7.17

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of expenses. The annualized net expense ratios are as follows:

Primary Shares	1.18%
Service Shares	1.43%

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Staples	12.9%
Energy	11.7%
Information Technology	11.1%
Health Care	10.9%
Financials	9.6%
Industrials	9.4%
Consumer Discretionary	4.8%
Utilities	1.9%
Materials	1.9%
Telecommunication Services	1.1%
Cash Equivalents [2]	2.8%
Other Assets and Liabilities--Net [3]	21.9%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--75.3%
		Consumer Discretionary--4.8%
26,200		Darden Restaurants, Inc.	$836,828
73,200		Mattel, Inc.	1,253,184
25,200		McDonald's Corp.	1,416,744
22,300		Walt Disney Co.	695,760
		TOTAL	4,202,516
		Consumer Staples--12.9%
5,400	[1]	Energizer Holdings, Inc.	394,686
28,400		Kellogg Co.	1,363,768
60,400		Kroger Co.	1,743,748
31,390		Nestle SA	1,420,240
13,800		Philip Morris International, Inc.	681,582
21,500		Procter & Gamble Co.	1,307,415
50,053		Unilever N.V., ADR	1,421,505
52,500		Wal-Mart Stores, Inc.	2,950,500
		TOTAL	11,283,444
		Energy--11.7%
8,700		Apache Corp.	1,209,300
23,700		Exxon Mobil Corp.	2,088,681
29,700	[1]	Nabors Industries Ltd.	1,462,131
11,700	[1]	Petroleo Brasileiro SA, ADR	828,711
11,700		Schlumberger Ltd.	1,256,931
33,200	[1]	Weatherford International Ltd.	1,646,388
25,050		XTO Energy, Inc.	1,716,175
		TOTAL	10,208,317
		Financials--9.6%
21,100		BB&T Corp.	480,447
55,000		Fifth Third Bancorp	559,900
8,300		Goldman Sachs Group, Inc.	1,451,670
18,900		Hartford Financial Services Group, Inc.	1,220,373
96,200		Huntington Bancshares, Inc.	555,074
44,200		J.P. Morgan Chase & Co.	1,516,502
11,500		Janus Capital Group, Inc.	304,405
24,900		Marshall & Ilsley Corp.	381,717
12,400		Morgan Stanley	447,268
23,300		U.S. Bancorp	649,837
19,800		Wachovia Corp.	307,494
16,800		Zions Bancorp	529,032
		TOTAL	8,403,719
Shares			Value
		COMMON STOCKS--continued
		Health Care--10.9%
5,700		Abbott Laboratories	$301,929
18,200		Baxter International, Inc.	1,163,708
17,625		Bayer AG	1,480,389
17,800		Becton, Dickinson & Co.	1,447,140
12,700	[1]	Genentech, Inc.	963,930
13,600		Johnson & Johnson	875,024
6,800		Medtronic, Inc.	351,900
13,200	[1]	Waters Corp.	851,400
43,700		Wyeth	2,095,852
		TOTAL	9,531,272
		Industrials--9.4%
14,800	[1]	Foster Wheeler Ltd.	1,082,620
36,800		General Electric Co.	982,192
16,200		Lockheed Martin Corp.	1,598,292
28,000		Norfolk Southern Corp.	1,754,760
22,200		Northrop Grumman Corp.	1,485,180
21,300		United Parcel Service, Inc.	1,309,311
		TOTAL	8,212,355
		Information Technology--11.1%
7,100	[1]	Apple, Inc.	1,188,824
42,300	[1]	Cisco Systems, Inc.	983,898
13,500		Hewlett-Packard Co.	596,835
35,100		Intel Corp.	753,948
69,500		Microsoft Corp.	1,911,945
3,000		Nintendo Corp. Ltd.	1,688,407
60,000	[1]	Oracle Corp.	1,260,000
29,900		Qualcomm, Inc.	1,326,663
		TOTAL	9,710,520
		Materials--1.9%
4,700		Freeport-McMoRan Copper & Gold, Inc.	550,793
2,400		Monsanto Co.	303,456
10,700		Nucor Corp.	798,969
		TOTAL	1,653,218
		Telecommunication Services--1.1%
26,500		Verizon Communications, Inc.	938,100
		Utilities--1.9%
20,600		FirstEnergy Corp.	1,695,998
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,114,422)	65,839,459
Principal Amount			Value
		REPURCHASE AGREEMENT--2.8%
$2,435,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835. (AT COST)	$2,435,000
		TOTAL INVESTMENTS--78.1% (IDENTIFIED COST $66,549,422) [2]	68,274,459
		OTHER ASSETS AND LIABILITIES - NET--21.9% [3]	19,102,413
		TOTAL NET ASSETS--100%	$87,376,872

1 Non-income-producing security.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of a purchase of Fund shares on June 30, 2008. These assets were not invested in portfolio securities as of June 30, 2008.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$62,670,663
Level 2 - Other Significant Observable Inputs	5,603,796
Level 3 - Significant Unobservable Inputs	--
TOTAL	$68,274,459

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $66,549,422)		$68,274,459
Cash		760
Income receivable		64,397
Receivable for investments sold		195,522
Receivable for shares sold		19,088,631
TOTAL ASSETS		87,623,769
Liabilities:
Payable for investments purchased	$198,546
Payable for shares redeemed	19,682
Payable for transfer and dividend disbursing agent fees and expenses	6,650
Payable for auditing fees	11,183
Payable for distribution services fee (Note 5)	1,665
Accrued expenses	9,171
TOTAL LIABILITIES		246,897
Net assets for 12,888,845 shares outstanding		$87,376,872
Net Assets Consist of:
Paid-in capital		$90,442,460
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,725,051
Accumulated net realized loss on investments and foreign currency transactions		(5,096,585)
Undistributed net investment income		305,946
TOTAL NET ASSETS		$87,376,872
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$79,556,804 ÷ 11,734,430 shares outstanding, no par value, unlimited shares authorized		$6.78
Service Shares:
$7,820,068 ÷ 1,154,415 shares outstanding, no par value, unlimited shares authorized		$6.77

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $9,842)			$701,774
Interest			70,096
TOTAL INCOME			771,870
Expenses:
Investment adviser fee (Note 5)		$327,779
Administrative personnel and services fee (Note 5)		94,482
Custodian fees		8,387
Transfer and dividend disbursing agent fees and expenses		14,040
Directors'/Trustees' fees		579
Auditing fees		12,183
Legal fees		8,985
Portfolio accounting fees		28,322
Distribution services fee--Service Shares (Note 5)		10,574
Printing and postage		8,795
Insurance premiums		2,141
Miscellaneous		1,052
TOTAL EXPENSES		517,319
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(32,802)
Waiver of administrative personnel and services fee	(17,019)
Fees paid indirectly for directed brokerage arrangements	(1,848)
TOTAL WAIVERS AND EXPENSE REDUCTION		(51,669)
Net expenses			465,650
Net investment income			306,220
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(4,712,790)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(1,163,891)
Net realized and unrealized loss on investments and foreign currency transactions			(5,876,681)
Change in net assets resulting from operations			$(5,570,461)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$306,220	$245,973
Net realized gain (loss) on investments and foreign currency transactions	(4,712,790)	2,493,272
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(1,163,891)	(1,005,656)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,570,461)	1,733,589
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(244,527)	(126,849)
Service Shares	(1,454)	(52,798)
Distributions from net realized gain on investments and foreign currency transactions
Primary Shares	(1,491,725)	--
Service Shares	(167,053)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,904,759)	(179,647)
Share Transactions:
Proceeds from sale of shares	24,777,908	72,669,199
Net asset value of shares issued to shareholders in payment of distributions declared	400,764	162,606
Cost of shares redeemed	(21,421,583)	(8,735,019)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,757,089	64,096,786
Change in net assets	(3,718,131)	65,650,728
Net Assets:
Beginning of period	91,095,003	25,444,275
End of period (including undistributed net investment income of $305,946 and $245,707, respectively)	$87,376,872	$91,095,003

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/ accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2008		Year Ended 12/31/2007
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	3,603,832	$24,556,540	9,657,686	$72,042,828
Shares issued to shareholders in payment of distributions declared	34,005	232,257	16,054	109,808
Shares redeemed	(2,962,956)	(20,224,482)	(977,765)	(7,147,248)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	674,881	$4,564,315	8,695,975	$65,005,388

	Six Months Ended 6/30/2008		Year Ended 12/31/2007
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	31,478	$221,368	87,050	$626,371
Shares issued to shareholders in payment of distributions declared	24,708	168,507	7,730	52,798
Shares redeemed	(172,962)	(1,197,101)	(219,464)	(1,587,771)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(116,776)	$(807,226)	(124,684)	$(908,602)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	558,105	$3,757,089	8,571,291	$64,096,786

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $66,549,422. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $1,725,037. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,183,693 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,458,656.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily waived $32,802 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.201% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $17,019 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2008, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2008, the Fund's Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2008, the Fund's expenses were reduced by $1,848 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$130,772,932
Sales	$104,090,159

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED CAPITAL APPRECIATION FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

25669 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006	[1]	2005		2004	2003	[2]
Net Asset Value, Beginning of Period	$9.62		$9.74		$8.94		$8.87		$8.44	$7.52
Income From Investment Operations:
Net investment income	0.30	[3]	0.42	[3]	0.44	[3]	0.42	[3]	0.36 [3]	0.32	[3]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	(0.77)		(0.05)		0.91		0.11		0.44	1.11
TOTAL FROM INVESTMENT OPERATIONS	(0.47)		0.37		1.35		0.53		0.80	1.43
Less Distributions:
Distributions from net investment income	(0.50)		(0.49)		(0.55)		(0.46)		(0.37)	(0.51)
Net Asset Value, End of Period	$8.65		$9.62		$9.74		$8.94		$8.87	$8.44
Total Return [4]	(5.00)%		3.93%		15.76%		6.28%		9.92%	20.67%

Ratios to Average Net Assets:
Net expenses	1.13	% [5,6]	1.13	% [6]	1.10	% [6]	1.01	% [6]	1.00%	1.02	% [6]
Net investment income	6.61	% [5]	4.38%		4.85%		4.87%		4.37%	4.18%
Expense waiver/reimbursement [7]	0.34	% [5]	0.19%		0.20%		0.17%		0.17%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,895		$49,498		$61,673		$62,526		$78,201	$82,602
Portfolio turnover [8]	43%		68%		63%		38%		59%	145%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 During the year ended December 31, 2003, the investment strategy of the Fund transitioned from an equity only, utility sector Fund to a diversified income Fund with both stocks and bonds.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.13%, 1.13%, 1.10%, 1.00% and 1.00% for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005 and 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 950.00	$5.48
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.24	$5.67

1 Expenses are equal to the Fund's annualized net expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2008, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Fixed-Income Securities	34.4%
Domestic Equity Securities	30.1%
International Fixed-Income Securities	23.9%
International Equity Securities	5.7%
Derivatives Contracts [2]	(0.2)%
Cash Equivalents [3]	9.8%
Other Assets and Liabilities--Net [4]	(3.7)%
TOTAL	100.0%

At June 30, 2008, the Fund's sector composition 5 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	18.4%
Energy	17.9%
Consumer Staples	10.4%
Health Care	10.2%
Industrials	10.2%
Information Technology	9.2%
Telecommunication Services	7.7%
Consumer Discretionary	6.0%
Materials	5.2%
Utilities	4.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

5 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

June 30, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--30.5%
		Consumer Discretionary--1.8%
2,700		American Eagle Outfitters, Inc.	$36,801
2,560		CBS Corp. - Class B	49,894
3,460		Home Depot, Inc.	81,033
14,710		Leggett and Platt, Inc.	246,687
4,380		Macy's, Inc.	85,060
4,720		Mattel, Inc.	80,806
13,470		Regal Entertainment Group	205,822
		TOTAL	786,103
		Consumer Staples--3.7%
3,210		Coca-Cola Co.	166,856
3,780		Kimberly-Clark Corp.	225,968
2,969		Kraft Foods, Inc., Class A	84,468
2,900		Nu Skin Enterprises, Inc.	43,268
2,900		PepsiCo, Inc.	184,411
6,900		Procter & Gamble Co.	419,589
1,650		SUPERVALU, Inc.	50,969
4,830		Sysco Corp.	132,873
5,260		Wal-Mart Stores, Inc.	295,612
		TOTAL	1,604,014
		Energy--6.0%
1,290		BP PLC, ADR	89,745
520		CNOOC Ltd., ADR	90,241
5,260		Chevron Corp.	521,424
3,710		ConocoPhillips	350,187
3,460		ENI SpA, ADR	256,836
5,330		Exxon Mobil Corp.	469,733
5,310		Royal Dutch Shell PLC	433,880
4,230		Total SA, ADR	360,692
		TOTAL	2,572,738
		Financials--4.0%
3,060		Ace, Ltd.	168,575
690		Aflac, Inc.	43,332
8,000		Annaly Mortgage Management, Inc.	124,080
3,520		Aspen Insurance Holdings Ltd.	83,318
2,070		Gallagher (Arthur J.) & Co.	49,887
2,930		Hartford Financial Services Group, Inc.	189,190
6,050		J.P. Morgan Chase & Co.	207,576
19,800		MFA Mortgage Investments, Inc.	129,096
2,260		Nationwide Financial Services, Inc., Class A	108,503
750		PNC Financial Services Group	42,825
1,310		PartnerRe Ltd.	90,560
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Financials--continued
5,010		Protective Life Corp.	$190,631
4,260		The Travelers Cos, Inc.	184,884
2,980		U.S. Bancorp	83,112
		TOTAL	1,695,569
		Health Care--3.7%
169		Biovail Corp.	1,631
4,340		Bristol-Myers Squibb Co.	89,100
6,900		Johnson & Johnson	443,946
3,770		Lilly (Eli) & Co.	174,023
1,180		Merck & Co., Inc.	44,474
27,330		Pfizer, Inc.	477,455
7,110		Wyeth	340,996
		TOTAL	1,571,625
		Industrials--3.7%
3,010		3M Co.	209,466
850		Dover Corp.	41,114
1,800		Eaton Corp.	152,946
3,220		General Electric Co.	85,942
3,100		Illinois Tool Works, Inc.	147,281
6,670		Northrop Grumman Corp.	446,223
4,000		Tata Motors Ltd., Spon ADR	40,200
3,280		United Parcel Service, Inc.	201,622
1,990		United Technologies Corp.	122,783
3,390		Waste Management, Inc.	127,837
		TOTAL	1,575,414
		Information Technology--2.3%
1,600		Analog Devices, Inc.	50,832
4,120		Automatic Data Processing, Inc.	172,628
1,200		International Business Machines Corp.	142,236
3,300		Maxim Integrated Products, Inc.	69,795
3,330		Microchip Technology, Inc.	101,698
8,720		Seagate Technology Holdings	166,814
16,660		Taiwan Semiconductor Manufacturing Co., ADR	181,761
4,710		Telefonaktiebolaget LM Ericsson, ADR, Class B	48,984
2,620		Xilinx, Inc.	66,155
		TOTAL	1,000,903
		Materials--0.9%
1,270		Dow Chemical Co.	44,336
3,640		International Paper Co.	84,812
1,640		PPG Industries, Inc.	94,087
2,500		Packaging Corp. of America	53,775
1,980		Rohm & Haas Co.	91,951
		TOTAL	368,961
		Telecommunication Services--2.7%
12,672		AT&T, Inc.	426,920
1,310	[1]	BCE, Inc.	45,601
4,600		Citizens Communications Co.	52,164
Shares, Principal Amount or Foreign Par Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Telecommunication Services--continued
3,140		Deutsche Telekom AG, ADR	$51,402
16,940		NTT Docomo, Inc. - Spon. ADR	247,324
4,910		Verizon Communications	173,814
3,390		Vodafone Group PLC, ADR	99,869
6,707		Windstream Corp.	82,764
		TOTAL	1,179,858
		Utilities--1.7%
4,020		AGL Resources, Inc.	139,012
2,650		Aqua America, Inc.	42,320
1,400		CenterPoint Energy, Inc.	22,470
1,690		Integrys Energy Group, Inc.	85,903
17,900		NiSource, Inc.	320,768
1,080		Progress Energy, Inc.	45,176
2,270		SCANA Corp.	83,990
		TOTAL	739,639
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,994,739)	13,094,824
		CORPORATE BONDS--6.1%
		Banking--0.8%
$150,000	[2,3]	Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021	155,952
200,000	[2,3]	ICICI Bank Ltd., Note, 6.625%, 10/3/2012	197,615
		TOTAL	353,567
		Basic Industry - Paper-0.6%
250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	247,618
		Oil & Gas--2.9%
800,000	[2,3]	Gazprom, Note, 8.625%, 4/28/2034	876,720
346,563	[2,3]	Petrozuata Finance Inc., Company Guarantee, 8.22%, 4/1/2017	361,188
		TOTAL	1,237,908
		Sovereign--1.1%
450,000		Mexico, Government of, Series MTNA, 6.75%, 9/27/2034	478,575
		Steel--0.7%
275,000	[2,3]	CSN Islands VIII Corp., Company Guarantee, 9.75%, 12/16/2013	315,563
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,584,328)	2,633,231
		GOVERNMENTS/AGENCIES--17.3%
		Sovereign--17.3%
500,000		Brazil, Government of, 6.00%, 1/17/2017	509,650
200,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	246,880
237,000		Brazil, Government of, Note, 8.00%, 1/15/2018	263,663
400,000		Colombia, Government of, Note, 7.375%, 1/27/2017	432,720
250,000		Ecuador, Government, Series REGS,10.00%, 8/15/2030	243,750
3,100,000		Mexico Fixed Rate Bond, Series MI10, 9.00%, 12/20/2012, MXN	302,010
600,000		Nota Do Tesoro Nacional, 6.00%, Series NTNB, 8/15/2010, BRL	634,652
86,000		Peru, Government of, 6.550%, 3/14/2037	88,365
300,000		Philippines, Government, 9.875%, 1/15/2019	372,000
270,000		Philippines, Government, 9.00%, 2/15/2013	300,713
659,950	[2,3]	Russia, Government of, 5.000%, 3/31/2030	741,157
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$100,000		Turkey, Government of, 6.750%, 4/3/2018	$94,000
350,000		Turkey, Government of, 7.00%, 9/26/2016	339,500
350,000		Turkey, Government of, Note, 7.375%, 2/5/2025	324,625
261,324		Turkey, Government of, Series CPI, 10.000%, 2/15/2012, TRL	204,370
400,000		United Mexican States, Note, 4.625%, 10/8/2008	400,100
200,000		United Mexican States, Note, 5.625%, 1/15/2017	202,460
400,000		United Mexican States, Note, 9.875%, 2/1/2010	435,600
65,000		Uruguay, Government of, 7.625%, 3/21/2036	67,519
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	108,625
400,000		Venezuela, Government of, 10.75%, 9/19/2013	418,000
550,000		Venezuela, Government of, 9.375%, 1/13/2034	502,425
230,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	182,505
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,301,662)	7,415,289
		MORTGAGE-BACKED SECURITIES--17.4%
		Federal Home Loan Mortgage Corporation--16.2%
324,586		Federal Home Loan Mortgage Corp. Pool A14164, 5.000%, 30 Year, 10/1/2033	313,315
796,354		Federal Home Loan Mortgage Corp. Pool A48294, 5.000%, 30 Year, 2/1/2036	766,709
1,207,372		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	1,192,449
262,894		Federal Home Loan Mortgage Corp. Pool A57023, 5.500%, 30 Year, 2/1/2037	259,563
282,966		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	292,005
484,149		Federal Home Loan Mortgage Corp. Pool A72247, 5.500%, 30 Year, 2/1/2038	477,862
1,188,742		Federal Home Loan Mortgage Corp. Pool G02479, 6.000%, 30 Year, 12/1/2036	1,203,889
173,663		Federal Home Loan Mortgage Corp. Pool G18078, 5.000%, 15 Year, 10/1/2020	172,722
438,341		Federal Home Loan Mortgage Corp. Pool J03848, 4.500%, 15 Year, 11/1/2021	424,548
502,395		Federal Home Loan Mortgage Corp. Pool J05248, 5.500%, 15 Year, 7/1/2022	506,473
362,805		Federal Home Loan Mortgage Corp. Pool J05376, 6.000%, 15 Year, 8/1/2022	371,896
500,000		Federal Home Loan Mortgage Corp., 5.000%, 30 Year, 7/1/2038	479,590
500,000		Federal Home Loan Mortgage Corp., 5.500%, 15 Year, 7/1/2023	503,004
		TOTAL	6,964,025
		Federal National Mortgage Association-1.2%
500,000		Federal National Mortgage Association, 6.000%, 30 Year, 7/1/2038	504,477
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,431,976)	7,468,502
		PREFERRED STOCKS--5.4%
		Consumer Discretionary--0.3%
8,000		Citigroup, KB Home, PERCS	136,963
		Energy--0.4%
4,340	[2,3]	Morgan Stanley, Sunoco, Inc., PERCS	175,770
		Financials--2.7%
9,070		Citigroup, (BAC), PERCS	212,545
7,570		Citigroup, (RF), PERCS	80,960
4,000		Credit Suisse, Fifth Third Bancorp, PERCS	39,080
3,950		Credit Suisse, Federal Home Loan Mortgage Corp., PERCS	66,992
1,100		Credit Suisse, Goldman Sachs Group, Inc., PERCS	195,151
9,300		Deutsche Bank AG, (KEY), PERCS	104,392
4,380		Deutsche Bank AG, (MS), PERCS	161,206
Shares or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--continued
		Financials--continued
1,170	[2,3]	Goldman Sachs, Trigger Mandatory Exchangeable Notes, Suntrust Banks, Inc.	$42,134
2,930	[2,3]	J.P. Morgan Chase & Co., (CMA), PERCS	74,568
2,580	[2,3]	Lehman Brothers, Marshall & Ilsley Corp., PERCS	39,087
2,120	[2,3]	Morgan Stanley, Merrill Lynch & Co., Inc., PERCS	69,949
4,300		Morgan Stanley, (FITB), PERCS	45,301
		TOTAL	1,131,365
		Information Technology--1.0%
9,700	[2,3]	Goldman Sachs, Trigger Mandatory Exchangeable Notes, Intel Corp.	206,047
11,100	[2,3]	Goldman Sachs, Trigger Mandatory Exchangeable Notes, Applied Materials, Inc.	205,417
		TOTAL	411,464
		Materials--1.0%
2,200		Credit Suisse, Freeport-McMoran Copper & Gold, Inc., PERCS	229,174
6,100	[2,3]	Morgan Stanley, Alcoa, Inc., PERCS	207,888
		TOTAL	437,062
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,669,591)	2,292,624
		MUTUAL FUND--18.0%
1,150,406	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $8,205,449)	7,707,717
		REPURCHASE AGREEMENT--9.5%
$4,077,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835. (AT COST)	4,077,000
		TOTAL INVESTMENTS--104.2% (IDENTIFIED COST $45,264,745) [5]	44,689,187
		OTHER ASSETS AND LIABILITIES - NET--(4.2)% [6]	(1,794,277)
		TOTAL NET ASSETS--100%	$42,894,910

At June 30, 2008, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/15/2008	33,465,000 Chilean Peso	$ 67,880	$ 63,469	$ (4,411)
9/15/2008	16,975,000 Chilean Peso	$ 35,000	$ 32,194	$ (2,806)
4/29/2009	663,516 Yuan Renminbi	$ 103,175	$102,005	$ (1,170)
8/12/2008	135,000 Euro Currency	$ 207,620	$212,085	$ 4,465
7/24/2008	471,684 South African Rand	$ 60,000	$ 59,832	$ (168)
7/24/2008	952,643 South African Rand	$118,201	$120,841	$ 2,640
Contracts Sold:
7/2/2008	1,375,560 Brazilian Real	$ 827,504	$ 857,626	$(30,122)
8/12/2008	135,000 Euro Currency	$206,921	$212,085	$ (5,164)
7/8/2008	37,719,360 Hungarian Forint	$228,464	$251,867	$(23,403)
7/24/2008	240,100 Turkish Lira	$ 179,407	$194,307	$(14,900)
7/24/2008	269,210 Turkish Lira	$201,595	$ 217,864	$(16,269)
7/24/2008	1,424,327 South African Rand	$181,818	$180,674	$ 1,144
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(90,164)

At June 30, 2008, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] Germany Federal Republic Bonds 10-Year Long Futures	2	$221,140	September 2008	$(5,859)
[1] U.S. Treasury Notes 10-Year Short Futures	3	$341,766	September 2008	$ (338)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(6,197)

At June 30, 2008, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Value
Merrill Lynch Capital Services, Inc.	Government of Turkey	Buy	2.35%	2/20/2013	$150,000	$2,128
Goldman Sachs	Government of Turkey	Buy	2.38%	2/20/2013	$150,000	$1,918
J.P. Morgan Chase Bank	Government of Turkey	Buy	2.98%	2/20/2013	$150,000	$ (900)
TOTAL VALUE OF CREDIT DEFAULT SWAPS						$3,146

Net Unrealized Depreciation on Foreign Exchange Contracts and Futures Contracts and Value of Swap Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income-producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $3,669,055, which represented 8.6% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2008, these liquid restricted securities amounted to $3,669,055, which represented 8.6% of total net assets.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $45,314,066.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$20,802,541	$(96,361)
Level 2 - Other Significant Observable Inputs	23,886,646	3,146
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$44,689,187	$(93,215)

* Other financial instruments include foreign exchange contracts, futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $7,707,717 of investments in an affiliated issuer (Note 5) (identified cost $45,264,745)		$44,689,187
Cash		311
Cash denominated in foreign currencies (identified cost $13,697)		13,677
Restricted cash		9,555
Income receivable		288,532
Receivable for foreign exchange contracts		8,249
Receivable for investments sold		1,104,463
Receivable for shares sold		2,003
Swaps, at value		3,146
TOTAL ASSETS		46,119,123
Liabilities:
Payable for investments purchased	$3,033,154
Payable for shares redeemed	63,203
Payable for Directors'/Trustees' fees	100
Payable for foreign exchange contracts	98,413
Payable for daily variation margin	2,791
Accrued expenses	26,552
TOTAL LIABILITIES		3,224,213
Net assets for 4,958,681 shares outstanding		$42,894,910
Net Assets Consist of:
Paid-in capital		$97,687,735
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(664,632)
Accumulated net realized loss on investments, written options, futures contracts, swap contracts and foreign currency transactions		(55,624,595)
Undistributed net investment income		1,496,402
TOTAL NET ASSETS		$42,894,910
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$42,894,910 ÷ 4,958,681 shares outstanding, no par value, unlimited shares authorized		$8.65

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends (including $835,119 from an affiliated issuer (Note 5) and net of foreign taxes withheld of $3,922)			$1,160,886
Interest (including income on securities loaned of $80)			638,736
TOTAL INCOME			1,799,622
Expenses:
Investment adviser fee (Note 5)		$174,298
Administrative personnel and services fee (Note 5)		74,591
Custodian fees		11,421
Transfer and dividend disbursing agent fees and expenses		7,494
Directors'/Trustees' fees		692
Auditing fees		12,365
Legal fees		8,332
Portfolio accounting fees		25,556
Printing and postage		23,054
Insurance premiums		2,670
Miscellaneous		974
TOTAL EXPENSES		341,447
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(65,498)
Waiver of administrative personnel and services fee	(12,200)
Fees paid indirectly for directed brokerage arrangements	(644)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(78,342)
Net expenses			263,105
Net investment income			1,536,517
Realized and Unrealized Gain (Loss) on Investments, Written Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $158,636 on sales of investments in an affiliated issuer (Note 5))			(1,111,363)
Net realized gain on swap contracts			14,168
Net realized gain on written options			5,049
Net realized gain on futures contracts			9,083
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,772,744)
Net change in unrealized depreciation of swap contracts			7,960
Net change in unrealized depreciation of futures contracts			(6,197)
Net realized and unrealized loss on investments, written options, futures contracts, swap contracts and foreign currency transactions			(3,854,044)
Change in net assets resulting from operations			$(2,317,527)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,536,517	$2,473,978
Net realized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	(1,083,063)	4,117,566
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(2,770,981)	(4,322,706)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,317,527)	2,268,838
Distributions to Shareholders:
Distributions from net investment income	(2,487,194)	(2,972,612)
Share Transactions:
Proceeds from sale of shares	3,424,423	4,474,535
Net asset value of shares issued to shareholders in payment of distributions declared	2,487,194	2,972,612
Cost of shares redeemed	(7,709,628)	(18,919,182)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,798,011)	(11,472,035)
Change in net assets	(6,602,732)	(12,175,809)
Net Assets:
Beginning of period	49,497,642	61,673,451
End of period (including undistributed net investment income of $1,496,402 and $2,447,079, respectively)	$42,894,910	$49,497,642

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations. For the six months ended June 30, 2008, the Fund had a net realized gain on swap contracts of $14,168.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2008, the Fund had a net realized gain on futures contracts of $9,083.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2008, the Fund had a net realized gain on written options of $5,049.

The following is a summary of the Fund's written option activity:

	Number of Contracts	Premium
Outstanding at December 31, 2007	--	$ --
Contracts written	405	33,444
Contracts bought back	(405)	(33,444)
Outstanding at June 30, 2008	--	$ --

At June 30, 2008, the Fund had no outstanding written option contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2008, the Fund had no outstanding securities on loan.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity) but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	373,079	464,216
Shares issued to shareholders in payment of distributions declared	279,460	316,235
Shares redeemed	(840,852)	(1,967,749)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(188,313)	(1,187,298)

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $45,314,066. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts, futures contracts and swap contracts was $624,879. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,580,614 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,205,493.

At December 31, 2007, the Fund had a capital loss carryforward of $54,226,365 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 4,032,388
2009	$16,049,079
2010	$34,144,898

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily waived $38,982 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2008, the Sub-Adviser earned a fee of $33,422.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.268% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $12,200 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2008, the Fund's expenses were reduced by $644 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended June 30, 2008, the Adviser reimbursed $26,516. Transactions with the affiliated company during the six months ended June 30, 2008 were as follows:

Affiliate	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value	Dividend Income
Federated High Income Bond Fund II, Primary Shares	935,937	504,299	289,830	1,150,406	$7,707,717	$835,119

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$16,770,300
Sales	$16,243,283

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2008, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	64.5%
Mexico	4.2%
Russia	3.8%
Venezuela	3.4%
Brazil	3.1%
Turkey	2.2%
Philippines	1.6%
Belize	1.5%
United Kingdom	1.5%
Columbia	1.0%
Bermuda	0.8%
Cayman Islands	0.8%
France	0.8%
Ecuador	0.6%
India	0.6%
Italy	0.6%
Japan	0.6%
Peru	0.6%
Canada	0.4%
Taiwan, Province of China	0.4%
Uruguay	0.4%
Hong Kong	0.2%
Germany	0.2%
Sweden	0.2%
Liberia	0.1%

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED CAPITAL INCOME FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916108

G00433-03 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Equity Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006	[1]	2005		2004		2003	[2]
Net Asset Value, Beginning of Period	$16.21		$16.34		$13.57		$13.42		$12.13		$9.73
Income From Investment Operations:
Net investment income	0.20	[3]	0.40	[3]	0.37	[3]	0.31		0.28		0.24
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(2.14)		(0.07)		2.72		0.12		1.25		2.36
TOTAL FROM INVESTMENT OPERATIONS	(1.94)		0.33		3.09		0.43		1.53		2.60
Less Distributions:
Distributions from net investment income	(0.52)		(0.46)		(0.32)		(0.28)		(0.24)		(0.20)
Net Asset Value, End of Period	$13.75		$16.21		$16.34		$13.57		$13.42		$12.13
Total Return [4]	(12.18)%		2.05%		23.13%		3.33%		12.84%		27.27%

Ratios to Average Net Assets:
Net expenses	1.17	% [5,6]	1.17	% [6]	1.14	% [6]	1.14	% [6]	1.12	% [6]	1.15	% [6]
Net investment income	2.70	% [5]	2.41%		2.56%		2.09%		2.08%		2.18%
Expense waiver/reimbursement [7]	0.38	% [5]	0.14%		0.09%		0.04%		0.03%		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,901		$43,184		$57,998		$62,377		$72,907		$73,904
Portfolio turnover	54%		102%		60%		31%		55%		145%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 During the year ended December 31, 2003, the investment strategy of the Fund transitioned from a blended value/growth style to one focused on value.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2008 and for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 are 1.17%, 1.16%, 1.14%, 1.13%, 1.11% and 1.14%, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 878.20	$5.46
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.05	$5.87

1 Expenses are equal to the Fund's annualized net expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	17.2%
Energy	16.8%
Consumer Staples	9.6%
Industrials	9.4%
Health Care	9.4%
Information Technology	8.8%
Telecommunication Services	7.0%
Consumer Discretionary	5.4%
Materials	5.1%
Utilities	4.5%
Cash Equivalents [2]	6.5%
Other Assets and Liabilities--Net [3]	0.3%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--78.7%
		Consumer Discretionary--4.6%
5,100		American Eagle Outfitters, Inc.	$69,513
4,100		CBS Corp. (New), Class B	79,909
6,280		Home Depot, Inc.	147,078
29,610		Leggett and Platt, Inc.	496,560
7,620		Macy's, Inc.	147,980
8,880		Mattel, Inc.	152,026
25,190		Regal Entertainment Group	384,903
		TOTAL	1,477,969
		Consumer Staples--9.6%
6,290		Coca-Cola Co.	326,954
7,430		Kimberly-Clark Corp.	444,165
5,999		Kraft Foods, Inc., Class A	170,672
5,900		Nu Skin Enterprises, Inc., Class A	88,028
5,440		PepsiCo, Inc.	345,930
12,970		Procter & Gamble Co.	788,706
2,590		SUPERVALU, Inc.	80,005
9,230		Sysco Corp.	253,917
9,900		Wal-Mart Stores, Inc.	556,380
		TOTAL	3,054,757
		Energy--15.7%
2,550		BP PLC, ADR	177,403
1,040		CNOOC Ltd., ADR	180,482
10,370		Chevron Corp.	1,027,978
6,980		ConocoPhillips	658,842
6,510		ENI SpA, ADR	483,237
10,320		Exxon Mobil Corp.	909,502
10,470		Royal Dutch Shell PLC, Class A, ADR	855,504
8,430		Total SA, ADR	718,826
		TOTAL	5,011,774
		Financials--10.3%
5,743		Ace Ltd.	316,382
1,410		Aflac, Inc.	88,548
15,600		Annaly Mortgage Management, Inc.	241,956
6,800		Aspen Insurance Holdings Ltd.	160,956
3,900		Gallagher (Arthur J.) & Co.	93,990
5,960		Hartford Financial Services Group, Inc.	384,837
11,350		J.P. Morgan Chase & Co.	389,418
38,800		MFA Mortgage Investments, Inc.	252,976
4,251		Nationwide Financial Services, Inc., Class A	204,091
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
1,450		PNC Financial Services Group	$82,795
2,500		PartnerRe Ltd.	172,825
9,940		Protective Life Corp.	378,217
7,990		The Travelers Cos., Inc.	346,766
5,550		U.S. Bancorp	154,789
		TOTAL	3,268,546
		Health Care--9.4%
360		Biovail Corp.	3,474
8,400		Bristol-Myers Squibb Co.	172,452
7,290		Eli Lilly & Co.	336,506
12,590		Johnson & Johnson	810,041
2,200		Merck & Co., Inc.	82,918
52,950		Pfizer, Inc.	925,036
13,900		Wyeth	666,644
		TOTAL	2,997,071
		Industrials--9.4%
5,660		3M Co.	393,879
1,670		Dover Corp.	80,778
3,520		Eaton Corp.	299,094
5,900		General Electric Co.	157,471
5,930		Illinois Tool Works, Inc.	281,734
12,940		Northrop Grumman Corp.	865,686
7,510		Tata Motors Ltd., ADR	75,475
6,290		United Parcel Service, Inc.	386,646
3,730		United Technologies Corp.	230,141
6,370		Waste Management, Inc.	240,213
		TOTAL	3,011,117
		Information Technology-6.0%
3,250		Analog Devices, Inc.	103,252
7,740		Automatic Data Processing, Inc.	324,306
2,330		IBM Corp.	276,175
5,700		Maxim Integrated Products, Inc.	120,555
6,480		Microchip Technology, Inc.	197,899
17,120		Seagate Technology Holdings	327,506
31,760		Taiwan Semiconductor Manufacturing Co., ADR	346,502
9,200		Telefonaktiebolaget LM Ericsson, Class B, ADR	95,680
4,080		Xilinx, Inc.	103,020
		TOTAL	1,894,895
		Materials--2.2%
2,690		Dow Chemical Co.	93,908
6,700		International Paper Co.	156,110
3,060		PPG Industries, Inc.	175,552
5,150		Packaging Corp. of America	110,776
3,630		Rohm & Haas Co.	168,577
		TOTAL	704,923
Shares			Value
		COMMON STOCKS--continued
		Telecommunication Services--7.0%
23,837		AT&T, Inc.	$803,069
2,580	[1]	BCE, Inc.	89,810
9,000		Citizens Communications Co., Class B	102,060
5,400		Deutsche Telekom AG, ADR	88,398
32,610		NTT DoCoMo, Inc., ADR	476,106
9,240		Verizon Communications, Inc.	327,096
6,350		Vodafone Group PLC, ADR	187,071
12,616		Windstream Corp.	155,681
		TOTAL	2,229,291
		Utilities--4.5%
7,270		AGL Resources, Inc.	251,397
5,220		Aqua America, Inc.	83,363
2,630		CenterPoint Energy, Inc.	42,211
3,190		Integrys Energy Group, Inc.	162,148
35,330		NiSource, Inc.	633,114
2,170		Progress Energy, Inc.	90,771
4,970		SCANA Corp.	183,890
		TOTAL	1,446,894
		TOTAL COMMON STOCKS (IDENTIFIED COST $24,672,079)	25,097,237
		PREFERRED STOCKS--14.5%
		Consumer Discretionary--0.8%
15,700		Citigroup Funding, Inc., PERCS	268,790
		Energy--1.1%
8,550	[2,3]	Morgan Stanley, PERCS	346,275
		Financials--6.9%
14,610		Citigroup Funding, Inc., PERCS	156,252
17,860		Citigroup Funding, Inc., PERCS	418,528
7,460		Credit Suisse First Boston, NY, Federal Home Loan Mortgage Corp., PERCS	126,522
8,100		Credit Suisse First Boston, NY, Fifth Third Bancorp, PERCS	79,137
2,200		Credit Suisse First Boston, NY, PERCS	390,302
18,200		Deutsche Bank AG New York, PERCS	204,295
8,630		Deutsche Bank AG New York, PERCS	317,627
2,250	[2,3]	Goldman Sachs Group, Inc., PERCS	81,027
5,640	[2,3]	J.P. Morgan Chase & Co., PERCS	143,538
4,910	[2,3]	Lehman Brothers, Inc., Marshall & IIsley Corp., PERCS	74,387
4,090	[2,3]	Morgan Stanley, Merrill Lynch & Co., Inc., PERCS	134,950
8,500		Morgan Stanley, PERCS	89,548
		TOTAL	2,216,113
Shares or Principal Amount			Value
		PREFERRED STOCKS--continued
		Information Technology--2.8%
20,400	[2,3]	Goldman Sachs Group, Inc., Intel Corp., PERCS	$433,337
24,100	[2,3]	Goldman Sachs Group, Inc., Applied Materials Inc., PERCS	445,995
		TOTAL	879,332
		Materials--2.9%
4,600		Credit Suisse First Boston, NY, Freeport-McMoRan Copper & Gold, Inc., PERCS	479,182
12,600	[2,3]	Morgan Stanley, Alcoa, Inc., PERCS	429,408
		TOTAL	908,590
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,346,020)	4,619,100
		REPURCHASE AGREEMENT--6.5%
$2,095,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835. (AT COST)	2,095,000
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $32,113,099) [4]	31,811,337
		OTHER ASSETS AND LIABILITIES - NET--0.3% [5]	89,389
		TOTAL NET ASSETS--100%	$31,900,726

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $2,088,917, which represented 6.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2008, these liquid restricted securities amounted to $2,088,917, which represented 6.5% of total net assets.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$25,097,237
Level 2--Other Significant Observable Inputs	6,714,100
Level 3--Significant Unobservable Inputs	--
TOTAL	$31,811,337

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $32,113,099)		$31,811,337
Cash		898
Income receivable		69,307
Receivable for investments sold		993,143
Receivable for shares sold		6,802
TOTAL ASSETS		32,881,487
Liabilities:
Payable for investments purchased	$944,642
Payable for shares redeemed	14,184
Payable for Directors'/Trustees' fees	130
Accrued expenses	21,805
TOTAL LIABILITIES		980,761
Net assets for 2,320,680 shares outstanding		$31,900,726
Net Assets Consist of:
Paid-in capital		$34,058,164
Net unrealized depreciation of investments		(301,762)
Accumulated net realized loss on investments, written options and foreign currency transactions		(2,340,933)
Undistributed net investment income		485,257
TOTAL NET ASSETS		$31,900,726
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$31,900,726 ÷ 2,320,680 shares outstanding, no par value, unlimited shares authorized		$13.75

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $8,146)			$674,617
Interest (including income on securities loaned of $243)			50,270
TOTAL INCOME			724,887
Expenses:
Investment adviser fee (Note 5)		$140,595
Administrative personnel and services fee (Note 5)		74,591
Custodian fees		7,639
Transfer and dividend disbursing agent fees and expenses		7,246
Directors'/Trustees' fees		658
Auditing fees		12,017
Legal fees		8,416
Portfolio accounting fees		23,427
Printing and postage		12,168
Insurance premiums		2,158
Miscellaneous		2,037
TOTAL EXPENSES		290,952
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(58,460)
Waiver of administrative personnel and services fee	(12,245)
Fee paid indirectly from directed brokerage arrangements	(1,298)
TOTAL WAIVERS AND EXPENSE REDUCTION		(72,003)
Net expenses			218,949
Net investment income			505,938
Realized and Unrealized Gain (Loss) on Investments and Written Options:
Net realized loss on investments			(1,909,545)
Net realized gain on written options			23,809
Net change in unrealized appreciation of investments			(3,382,657)
Net realized and unrealized loss on investments and written options			(5,268,393)
Change in net assets resulting from operations			$(4,762,455)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$505,938	$1,250,441
Net realized gain (loss) on investments, written options and foreign currency transactions	(1,885,736)	8,394,310
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(3,382,657)	(8,309,426)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,762,455)	1,335,325
Distributions to Shareholders:
Distributions from net investment income	(1,286,230)	(1,545,578)
Share Transactions:
Proceeds from sale of shares	391,138	1,474,407
Net asset value of shares issued to shareholders in payment of distributions declared	1,286,230	1,545,578
Cost of shares redeemed	(6,911,619)	(17,623,701)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,234,251)	(14,603,716)
Change in net assets	(11,282,936)	(14,813,969)
Net Assets:
Beginning of period	43,183,662	57,997,631
End of period (including undistributed net investment income of $485,257 and $1,265,549, respectively)	$31,900,726	$43,183,662

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide above-average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2008, the Fund had no net realized gain or loss on futures contracts.

At June 30, 2008, the Fund had no outstanding futures contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2008, the Fund had a net realized gain on written options of $23,809.

The following is a summary of the Fund's written option activity:

	Number of Contracts	Premium
Outstanding at 12/31/2007	--	$ --
Contracts written	858	70,923
Contracts bought back	(858)	(70,923)
Outstanding at 6/30/2008	--	$ --

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2008, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	25,765	89,175
Shares issued to shareholders in payment of distributions declared	86,732	96,478
Shares redeemed	(455,817)	(1,070,579)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(343,320)	(884,926)

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $32,113,099. The net unrealized depreciation of investments for federal tax purposes was $301,762. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,391,207 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,692,969.

At December 31, 2007, the Fund had a capital loss carryforward of $367,205 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily waived $58,460 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.333% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $12,245 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2008, the Fund did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2008, the Fund's expenses were reduced by $1,298 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$19,603,600
Sales	$25,712,578

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED EQUITY INCOME FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the fund resides (so-called "householding"), as permitted by applicable rules. The fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) none of the shareholders in the household have notified the fund or its agent of the "householding," and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who have purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Equity Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916801

G01305-01 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Fund for
U.S. Government Securities II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$11.53		$11.34		$11.36	$11.60	$11.77	$11.98
Income From Investment Operations:
Net investment income	0.26		0.54		0.52	0.46	0.45 [2]	0.43	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)		0.15		(0.07)	(0.24)	(0.03)	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.14		0.69		0.45	0.22	0.42	0.28
Less Distributions:
Distributions from net investment income	(0.56)		(0.50)		(0.47)	(0.46)	(0.53)	(0.43)
Distributions from net realized gain on investments	--		--		--	--	(0.06)	(0.06)
TOTAL DISTRIBUTIONS	(0.56)		(0.50)		(0.47)	(0.46)	(0.59)	(0.49)
Net Asset Value, End of Period	$11.11		$11.53		$11.34	$11.36	$11.60	$11.77
Total Return [3]	1.18%		6.29%		4.14%	2.03%	3.61%	2.37%

Ratios to Average Net Assets:
Net expenses	0.73	% [4]	0.74%		0.72%	0.72%	0.72%	0.72%
Net investment income	4.38	% [4]	4.74%		4.54%	4.16%	3.91%	3.68%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.02%	0.01%	0.01%	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$400,688		$422,254		$407,704	$391,331	$377,368	$405,418
Portfolio turnover [7]	7%		53%		109%	92%	60%	70%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent, registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

7 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,011.80	$3.65
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.23	$3.67

1 Expenses are equal to the Fund's annualized net expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of the expenses.

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	71.3%
U.S. Government Agency Securities	14.4%
Non-Agency Mortgage-Backed Securities	12.1%
U.S. Treasury Securities	9.3%
Repurchase Agreements--Cash	5.4%
Repurchase Agreements--Collateral [2]	4.0%
Other Assets and Liabilities--Net [3]	(16.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--9.3%
$1,000,000		United States Treasury Bonds, 6.000%, 2/15/2026	$1,173,561
1,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	2,037,515
1,000,000		United States Treasury Bonds, 6.250%, 8/15/2023	1,191,571
3,170,000		United States Treasury Bonds, 7.500%, 11/15/2016 - 11/15/2024	4,000,511
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	4,161,672
1,100,000		United States Treasury Bonds, 8.000%, 11/15/2021	1,493,985
2,000,000		United States Treasury Notes, 3.500%, 11/15/2009	2,031,813
3,100,000	[1]	United States Treasury Notes, 3.875%, 5/15/2010	3,176,595
2,500,000		United States Treasury Notes, 4.250%, 8/15/2015	2,600,366
1,800,000		United States Treasury Notes, 4.500%, 5/15/2017	1,877,422
6,700,000		United States Treasury Notes, 4.750%, 1/31/2012	7,076,387
5,860,000		United States Treasury Notes, 5.125%, 5/15/2016	6,397,418
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $34,622,408)	37,218,816
		GOVERNMENT AGENCIES--14.4%
4,000,000		Federal Farm Credit System, 4.180%, 9/22/2010	4,060,452
7,000,000		Federal Farm Credit System, 5.150%, 12/6/2010	7,261,325
4,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	4,198,300
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	7,690,630
3,000,000		Federal Home Loan Bank System, 4.250%, 9/12/2008	3,011,459
3,100,000	[1]	Federal Home Loan Bank System, 5.250%, 8/5/2009	3,180,987
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,359,719
6,000,000	[1]	Federal Home Loan Mortgage Corp., 4.750%, 3/5/2012	6,173,097
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,475,830
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	85,916
5,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	4,930,907
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,820,675
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,053,034
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,506,047
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $56,275,686)	57,808,378
		MORTGAGE-BACKED SECURITIES--54.7%
		Federal Home Loan Mortgage Corp.--28.6%
10,309,454		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 10/1/2020	10,113,416
30,078,855		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2036	29,302,022
38,358,896	[2]	Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 7/1/2038	37,916,302
22,599,734	[2]	Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 8/1/2038	22,860,101
11,567,168	[2]	Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 8/1/2038	11,898,477
2,141,655		Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 4/1/2032	2,265,826
163,738		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	174,924
25,008		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	27,101
15,822		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	17,398
		TOTAL	114,575,567
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal National Mortgage Association--20.4%
$2,543,463		Federal National Mortgage Association, 4.500%, 12/1/2019	$2,501,578
7,450,026		Federal National Mortgage Association, 5.000%, 7/1/2034 - 11/1/2035	7,188,330
29,677,797		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	29,403,705
39,832,379	[2]	Federal National Mortgage Association, 6.000%, 5/1/2014 - 7/1/2038	40,296,052
1,296,882		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	1,345,191
961,740		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	1,014,047
133,918		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	142,202
31,420		Federal National Mortgage Association, 8.000%, 7/1/2030	33,514
		TOTAL	81,924,619
		Government National Mortgage Association--5.7%
3,451,243		Government National Mortgage Association, 5.000%, 7/15/2034	3,360,787
3,331,848		Government National Mortgage Association, 5.500%, 5/20/2035	3,322,086
13,657,235		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/15/2037	13,898,118
1,807,263		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,883,905
87,446		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	93,016
125,832		Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030	135,265
53,712		Government National Mortgage Association, 9.500%, 11/15/2016	59,315
		TOTAL	22,752,492
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $215,796,372)	219,252,678
		COLLATERALIZED MORTGAGE OBLIGATIONS--19.9%
3,743,285		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	3,520,033
2,981,266		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	2,822,800
3,802,481		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,590,777
3,792,817		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	3,631,549
2,468,148		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,402,378
2,588,733		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	2,742,145
6,823,299		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 2.821%, 4/15/2036	6,673,091
4,483,124		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 2.781%, 6/15/2036	4,363,118
4,928,392		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 2.851%, 7/15/2036	4,855,708
1,504,206		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 2.871%, 8/15/2036	1,466,875
4,809,198		Federal Home Loan Mortgage Corp. REMIC 3260 PF, 2.771%, 1/15/2037	4,656,306
947,162		Federal National Mortgage Association REMIC 2005-63 FC, 2.733%, 10/25/2031	917,124
1,470,129		Federal National Mortgage Association REMIC 2006-43 FL, 2.883%, 6/25/2036	1,438,469
4,391,807		Federal National Mortgage Association REMIC 2006-58 FP, 2.783%, 7/25/2036	4,284,149
5,522,129		Federal National Mortgage Association REMIC 2006-81 FB, 2.833%, 9/25/2036	5,396,138
5,655,597		Federal National Mortgage Association REMIC 2006-85 PF, 2.863%, 9/25/2036	5,528,078
1,799,765		Federal National Mortgage Association REMIC 2006-93 FM, 2.863%, 10/25/2036	1,777,949
334,811		Federal National Mortgage Association REMIC 361 1, PO STRIP, 0.000%, 10/1/2035	251,078
1,628,858		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,436,402
2,006,305		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	1,866,063
3,173,997		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.525%, 11/25/2034	3,011,849
2,045,718		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 2.683%, 5/19/2047	1,507,312
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
$3,718,349		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	$3,565,957
3,696,320		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	3,470,905
3,482,910		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,163,950
1,839,397		Washington Mutual 2006-AR1, Class 2A1B, 4.598%, 1/25/2046	1,257,791
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $83,309,990)	79,597,994
		ADJUSTABLE RATE MORTGAGES--5.5%
6,877,865		Federal Home Loan Mortgage Corp. ARM, 5.563%, 9/1/2036	7,010,683
2,719,943		Federal National Mortgage Association ARM, 5.260%, 1/1/2037	2,776,491
4,902,372		Federal National Mortgage Association ARM, 5.400%, 5/1/2037	4,983,947
6,895,637		Federal National Mortgage Association ARM, 5.600%, 2/1/2037	7,037,232
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $21,504,455)	21,808,353
		COMMERCIAL MORTGAGE-BACKED SECURITIES--3.3%
3,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	2,933,073
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,836,892
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,398,142
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,245,350
3,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	2,925,124
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,880,871)	13,338,581
		REPURCHASE AGREEMENTS--9.4%
21,609,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835.	21,609,000
12,853,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835 (purchased with proceeds from securities lending collateral).	12,853,000
3,203,000	[3]	Interest in $75,278,000 joint repurchase agreement 2.25%, dated 6/12/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $75,428,556 on 7/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $77,624,156 (segregated pending settlement of dollar-roll transactions).	3,203,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	37,665,000
		TOTAL INVESTMENTS--116.5% (IDENTIFIED COST $463,054,782) [4]	466,689,800
		OTHER ASSETS AND LIABILITIES - NET--(16.5)% [5]	(66,001,942)
		TOTAL NET ASSETS--100%	$400,687,858

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 All or a portion of these securities are subject to dollar-roll transactions.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 The cost of investments for federal tax purposes amounts to $462,264,513.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of a purchase of investments on June 30, 2008.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ --
Level 2 - Other Significant Observable Inputs	466,689,800
Level 3 - Significant Unobservable Inputs	--
TOTAL	$466,689,800

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
PO	--Principal Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $12,428,208 of securities loaned (identified cost $463,054,782)		$466,689,800
Cash		859
Income receivable		3,333,820
Receivable for investments sold		18,413,931
Receivable for shares sold		1,385,185
TOTAL ASSETS		489,823,595
Liabilities:
Payable for investments purchased	$75,664,873
Payable for shares redeemed	588,069
Payable for collateral due to broker for securities loaned	12,853,000
Accrued expenses	29,795
TOTAL LIABILITIES		89,135,737
Net assets for 36,080,764 shares outstanding		$400,687,858
Net Assets Consist of:
Paid-in capital		$394,956,278
Net unrealized appreciation of investments		3,635,018
Accumulated net realized loss on investments and futures contracts		(6,963,547)
Undistributed net investment income		9,060,109
TOTAL NET ASSETS		$400,687,858
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$400,687,858 ÷ 36,080,764 shares outstanding, no par value, unlimited shares authorized		$11.11

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest (including income on securities loaned of $38,197)		$10,576,178
Expenses:
Investment adviser fee (Note 5)	$1,241,939
Administrative personnel and services fee (Note 5)	161,772
Custodian fees	17,824
Transfer and dividend disbursing agent fees and expenses	7,861
Directors'/Trustees' fees	2,169
Auditing fees	9,697
Legal fees	8,368
Portfolio accounting fees	48,050
Printing and postage	18,278
Insurance premiums	2,644
Miscellaneous	1,262
TOTAL EXPENSES	1,519,864
Waiver of administrative personnel and services fee (Note 5)	(4,147)
Net expenses		1,515,717
Net investment income		9,060,461
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		1,855,441
Net realized gain on futures contracts		563,854
Net change in unrealized appreciation of investments		(6,486,755)
Net change in unrealized appreciation of futures contracts		(67,126)
Net realized and unrealized loss on investments and futures contracts		(4,134,586)
Change in net assets resulting from operations		$4,925,875

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,060,461	$19,717,031
Net realized gain (loss) on investments and futures contracts	2,419,295	(1,046,916)
Net change in unrealized appreciation/depreciation of investment and futures contracts	(6,553,881)	6,454,228
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,925,875	25,124,343
Distributions to Shareholders:
Distributions from net investment income	(20,059,232)	(18,409,481)
Share Transactions:
Proceeds from sale of shares	22,143,775	54,502,208
Net asset value of shares issued to shareholders in payment of distributions declared	20,059,232	18,409,481
Cost of shares redeemed	(48,635,739)	(65,076,322)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,432,732)	7,835,367
Change in net assets	(21,566,089)	14,550,229
Net Assets:
Beginning of period	422,253,947	407,703,718
End of period (including undistributed net investment income of $9,060,109 and $20,058,880, respectively)	$400,687,858	$422,253,947

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2008, the Fund had net realized gains on futures contracts of $563,854.

At June 30, 2008, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate and credit risks.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$12,428,208	$12,853,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	1,928,100	4,846,481
Shares issued to shareholders in payment of distributions declared	1,797,422	1,667,483
Shares redeemed	(4,271,694)	(5,829,884)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(546,172)	684,080

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $462,264,513. The net unrealized appreciation of investments for federal tax purposes was $4,425,287. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,974,089 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,548,802.

At December 31, 2007, the Fund had a capital loss carryforward of $10,180,911 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$1,312,279
2013	$1,086,530
2014	$6,315,316
2015	$1,466,786

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,147 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$1,256,853
Sales	$6,351,282

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Fund forU.S. Government Securities II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916207

G00433-01 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$7.49		$7.85		$7.74		$8.20		$7.99		$7.08
Income From Investment Operations:
Net investment income	0.29	[2]	0.55	[2]	0.58	[2]	0.57	[2]	0.58	[2]	0.59	[2]
Net realized and unrealized gain (loss) on investments	(0.41)		(0.29)		0.20		(0.37)		0.21		0.89
TOTAL FROM INVESTMENT OPERATIONS	(0.12)		0.26		0.78		0.20		0.79		1.48
Less Distributions:
Distributions from net investment income	(0.67)		(0.62)		(0.67)		(0.66)		(0.58)		(0.57)
Net Asset Value, End of Period	$6.70		$7.49		$7.85		$7.74		$8.20		$7.99
Total Return [3]	(1.42)%		3.43%		10.80%		2.66%		10.46%		22.22%

Ratios to Average Net Assets:
Net expenses	0.78	% [4]	0.77%		0.77%		0.75%		0.74%		0.75%
Net investment income	8.18	% [4]	7.29%		7.66%		7.40%		7.44%		7.95%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$170,835		$196,470		$236,432		$248,538		$311,095		$324,216
Portfolio turnover	9%		31%		38%		33%		55%		53%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$7.45		$7.81		$7.70		$8.17		$7.97		$7.08
Income From Investment Operations:
Net investment income	0.28	[2]	0.53	[2]	0.56	[2]	0.55	[2]	0.56	[2]	0.57	[2]
Net realized and unrealized gain (loss) on investments	(0.40)		(0.28)		0.20		(0.38)		0.20		0.88
TOTAL FROM INVESTMENT OPERATIONS	(0.12)		0.25		0.76		0.17		0.76		1.45
Less Distributions:
Distributions from net investment income	(0.65)		(0.61)		(0.65)		(0.64)		(0.56)		(0.56)
Net Asset Value, End of Period	$6.68		$7.45		$7.81		$7.70		$8.17		$7.97
Total Return [3]	(1.46)%		3.19%		10.57%		2.27%		10.16%		21.79%

Ratios to Average Net Assets:
Net expenses	1.03	% [4]	1.02%		1.02%		1.00%		0.99%		1.00%
Net investment income	7.93	% [4]	7.04%		7.42%		7.14%		7.19%		7.66%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$79,137		$89,486		$97,175		$89,627		$111,572		$97,600
Portfolio turnover	9%		31%		38%		33%		55%		53%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$ 985.80	$3.85
Service Shares	$1,000	$ 985.40	$5.08
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.98	$3.92
Service Shares	$1,000	$1,019.74	$5.17

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.78%
Service Shares	1.03%

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets
Media--Non-Cable	8.8%
Health Care	8.6%
Industrial--Other	6.3%
Food & Beverage	5.8%
Technology	5.4%
Utility--Electric	5.0%
Utility--Natural Gas	4.9%
Gaming	4.9%
Energy	4.9%
Consumer Products	4.3%
Wireless Communications	3.8%
Chemicals	3.7%
Retailers	3.6%
Aerospace/Defense	3.6%
Automotive	3.6%
Other [2]	19.7%
Cash Equivalents [3]	1.4%
Other Assets and Liabilities--Net [4]	1.7%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--96.8%
		Aerospace/Defense--3.6%
$1,125,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$1,096,875
1,025,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	1,045,500
475,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, 8.875%, 4/1/2015	479,750
400,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	402,000
2,550,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,403,375
1,025,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	917,375
425,000	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	393,125
1,050,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	1,042,125
700,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	647,500
650,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	562,250
		TOTAL	8,989,875
		Automotive--3.6%
800,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	592,000
1,400,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	822,500
1,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 5.46%, 1/13/2012	1,191,458
1,450,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	1,124,769
450,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	379,488
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	928,919
3,375,000		General Motors Corp., Deb., 7.40%, 9/1/2025	1,755,000
1,025,000		General Motors Corp., Note, 8.375%, 7/15/2033	612,437
425,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	377,187
1,150,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,081,000
		TOTAL	8,864,758
		Building Materials--0.8%
600,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	561,750
375,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	172,500
500,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	322,500
775,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	616,125
425,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	392,062
		TOTAL	2,064,937
		Chemicals--3.7%
300,000	[1,2]	Airgas, Inc., 7.125%, 10/1/2018	303,000
1,225,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1,065,750
412,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.00%, 6/1/2013	435,690
1,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	1,160,250
800,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	822,000
779,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	821,845
675,000	[1,2]	Mosaic Co./The, Sr. Note, 7.875%, 12/1/2016	722,250
664,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	614,200
875,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	901,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--continued
$625,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	$400,000
1,175,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	1,157,375
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	638,055
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	225,541
		TOTAL	9,267,206
		Construction Machinery--0.5%
1,400,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	1,176,000
		Consumer Products--4.3%
1,275,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	1,224,000
574,308		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 14.75%, 10/1/2012	531,235
675,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	664,875
525,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	514,500
1,350,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	1,181,250
1,500,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	1,462,500
2,050,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	2,024,375
950,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	783,750
875,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	573,125
1,925,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,896,125
		TOTAL	10,855,735
		Energy--4.9%
1,175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,148,562
1,175,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,110,375
1,375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,381,875
125,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	125,312
350,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	352,187
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	652,437
275,000	[1,2]	Forest Oil Corp., 7.25%, 6/15/2019	265,375
850,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	820,250
1,200,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	1,158,000
275,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	250,250
600,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	532,500
1,125,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,062,577
450,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	434,250
250,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	251,250
900,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	911,250
125,000		Range Resources Corp., Sr. Sub. Note, 7.25%, 5/1/2018	124,687
350,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	350,875
650,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	650,812
325,000		Sandridge Energy, Inc., 8.00%, 6/1/2018	328,250
250,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	258,723
		TOTAL	12,169,797
Principal Amount			Value
		CORPORATE BONDS--continued
		Entertainment--1.4%
$1,475,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	$1,408,625
775,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	670,375
1,025,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	1,055,750
350,000		Universal City Florida Holding Co., Floating Rate Note, 7.623%, 5/1/2010	339,500
		TOTAL	3,474,250
		Environmental--0.6%
875,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	875,000
600,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	651,000
		TOTAL	1,526,000
		Financial Institutions--2.7%
3,600,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	2,589,235
1,375,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	897,024
650,000		General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	452,274
350,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	352,187
1,500,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	1,391,250
1,125,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	956,250
		TOTAL	6,638,220
		Food & Beverage--5.8%
2,150,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,999,500
950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	935,750
775,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.373%, 2/1/2015	728,500
1,225,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,209,687
275,000		Constellation Brands, Inc., 8.375%, 12/15/2014	279,812
850,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	799,000
325,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	307,125
1,450,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,265,125
1,050,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	714,000
1,250,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,237,500
1,000,000	[3]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	115,000
1,200,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	888,000
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	796,500
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	644,000
1,775,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,504,312
800,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	710,000
325,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	271,375
		TOTAL	14,405,186
		Gaming--4.9%
1,125,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	736,875
850,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	839,375
675,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	658,125
1,050,000	[1,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	168,000
1,175,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., 11.00%, 11/1/2012	1,075,125
215,586	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., 15.50%, 11/1/2013	205,885
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	849,375
1,275,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	1,039,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$700,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	$579,250
625,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	606,250
1,100,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	1,105,500
850,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	828,750
975,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	892,125
1,050,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	858,375
525,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	511,875
1,375,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	1,265,000
		TOTAL	12,219,010
		Health Care--8.6%
650,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	692,250
1,100,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	1,012,000
500,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	503,750
675,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	641,250
175,000	[1,2]	Biomet, Inc., Sr. Note, 10.375%, 10/15/2017	186,375
1,275,000	[1,2]	Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	1,357,875
1,175,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	969,375
1,175,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	910,625
2,500,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	2,581,250
2,050,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	2,116,625
1,375,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,419,687
1,200,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	1,116,000
1,050,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	971,250
250,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 6.303%, 6/1/2015	235,000
550,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	552,750
1,250,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	1,159,375
250,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	221,250
1,075,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	1,069,625
600,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	576,000
1,525,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,471,625
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	217,125
375,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	367,969
1,438,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,229,490
		TOTAL	21,578,521
		Industrial - Other--6.3%
1,400,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	1,288,000
550,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	508,750
1,375,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	1,237,500
1,100,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	1,111,000
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	506,625
725,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	699,625
325,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 6.651%, 12/15/2013	307,125
600,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	609,000
1,725,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,595,625
650,000		General Cable Corp., Floating Rate Note - Sr. Note, 5.073%, 4/1/2015	580,125
400,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	383,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--continued
$850,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	$865,938
975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	945,750
1,425,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,318,125
125,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	107,500
575,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	584,344
975,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	931,125
475,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	463,125
950,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	973,750
800,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	798,000
		TOTAL	15,814,032
		Lodging--1.1%
600,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	555,000
1,300,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,215,500
925,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	823,250
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	242,000
		TOTAL	2,835,750
		Media - Cable--1.1%
1,300,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,264,250
1,050,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,078,875
450,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	419,625
		TOTAL	2,762,750
		Media - Non-Cable--8.8%
1,320,743		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,168,858
425,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	376,125
200,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	188,500
1,300,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,345,500
700,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	504,000
1,250,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,159,375
1,575,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	998,156
2,625,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	2,670,938
725,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	663,375
300,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	274,500
725,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	700,531
1,200,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,206,000
1,350,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	1,194,750
975,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	911,625
950,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	570,000
1,100,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	660,000
1,000,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	605,000
1,347,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	1,215,668
486,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	518,805
1,800,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	1,323,000
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,499,063
1,100,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	814,000
1,800,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,377,000
		TOTAL	21,944,769
Principal Amount			Value
		CORPORATE BONDS--continued
		Metals & Mining--1.2%
$750,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	$600,938
625,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	460,938
1,100,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	1,162,304
869,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	825,550
		TOTAL	3,049,730
		Packaging--1.9%
1,050,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	1,026,375
1,175,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,022,250
1,575,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,582,875
800,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	824,000
175,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	186,375
141,585	[1,4]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	6,570
		TOTAL	4,648,445
		Paper--1.3%
1,650,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,584,000
300,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	305,250
1,375,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,395,625
		TOTAL	3,284,875
		Restaurants--0.8%
650,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	666,250
925,000		NPC International, Inc., 9.50%, 5/1/2014	804,750
700,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.276%, 3/15/2014	591,500
		TOTAL	2,062,500
		Retailers--3.6%
600,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	537,000
300,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 4.713%, 4/15/2013	255,000
375,000		Claire's Stores, Inc., Company Guarantee, 10.50%, 6/1/2017	154,688
1,700,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,687,250
1,322,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	1,331,915
1,325,000		General Nutrition Center, Company Guarantee, 7.199%, 3/15/2014	1,126,250
1,475,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	1,231,625
1,175,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	975,250
1,575,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,141,875
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	594,000
		TOTAL	9,034,853
		Services--1.5%
1,150,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	1,046,500
875,000		KAR Holdings, Inc., 10.00%, 5/1/2015	739,375
1,550,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,317,500
775,000		West Corp., Sr. Note, 9.50%, 10/15/2014	701,375
		TOTAL	3,804,750
		Technology--5.4%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,093,125
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,209,000
1,500,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	1,306,875
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$325,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	$254,313
1,175,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	960,563
1,300,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	1,066,000
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,122,000
1,200,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,266,000
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	894,563
569,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 8.198%, 4/1/2012	571,845
1,573,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	1,596,595
1,275,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,287,750
775,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	778,875
		TOTAL	13,407,504
		Tobacco--0.5%
1,275,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	1,333,331
		Transportation--1.9%
700,000	[4,5]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
1,100,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	1,135,750
900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	828,000
1,475,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	1,349,625
400,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	406,000
200,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	192,250
800,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	793,000
800,000	[4,5]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	4,704,625
		Utility - Electric--5.0%
250,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	247,827
2,025,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	1,852,875
1,800,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,800,000
650,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	611,000
300,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	304,500
358,817	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	355,465
1,275,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	1,326,000
300,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	287,250
1,075,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,018,563
1,450,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,368,438
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	1,075,278
225,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	227,757
1,325,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	1,305,125
700,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	689,500
		TOTAL	12,469,578
		Utility - Natural Gas--4.9%
1,850,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,725,125
525,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	532,293
1,400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,274,000
400,000	[1,2]	Inergy LP, Company Guarantee, 8.25%, 3/1/2016	396,000
1,350,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,262,250
400,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 8.75%, 4/15/2018	411,000
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	$198,918
950,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	959,406
925,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	950,438
1,000,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	955,000
1,925,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	2,163,290
1,450,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	1,529,750
		TOTAL	12,357,470
		Wireless Communications--3.8%
975,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	1,131,000
550,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 8.448%, 1/1/2013	533,500
550,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	561,000
976,498	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	924,011
800,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	827,000
1,475,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,427,063
1,350,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,121,226
900,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	933,750
1,300,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	1,119,764
900,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	920,268
		TOTAL	9,498,582
		Wireline Communications--2.3%
700,000		Citizens Communications Co., 9.00%, 8/15/2031	633,500
1,150,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	1,132,750
2,300,000		Qwest Corp., Note, 8.875%, 3/15/2012	2,357,500
825,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	847,683
700,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	701,750
		TOTAL	5,673,183
		TOTAL CORPORATE BONDS (IDENTIFIED COST $265,501,368)	241,916,222
		COMMON STOCKS & WARRANTS--0.1%
		Consumer Products--0.0%
580	[1,4]	Sleepmaster LLC	6
		Industrial - Other--0.0%
31,386	[1,4]	Neenah Enterprises, Inc., Warrants	77,837
		Media - Cable--0.1%
7,305		Virgin Media, Inc.	99,421
		Media - Non-Cable--0.0%
850	[4]	XM Satellite Radio, Inc., Warrants	425
		Metals & Mining--0.0%
23,013	[1,4]	Royal Oak Mines, Inc.	357
		Other--0.0%
71	[1,4]	CVC Claims Litigation LLC	0
		Packaging--0.0%
3	[1,4]	Pliant Corp.	0
15,500	[1,4]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $1,234,394)	178,046
Principal Amount			Value
		REPURCHASE AGREEMENT--1.4%
$3,499,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835. (AT COST)	$3,499,000
		TOTAL INVESTMENTS--98.3% (IDENTIFIED COST $270,234,762) [6]	245,593,268
		OTHER ASSETS AND LIABILITIES - NET--1.7% [7]	4,378,763
		TOTAL NET ASSETS--100%	$249,972,031

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $45,362,680, which represented 18.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2008, these liquid restricted securities amounted to $45,109,910, which represented 18.0% of total net assets.

3 On July 15, 2008, this security did not pay its scheduled semi-annual interest payment.

4 Non-income-producing security.

5 Principal amount and interest were not paid upon final maturity.

6 The cost of investments for federal tax purposes amounts to $270,665,186.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ 99,421
Level 2 - Other Significant Observable Inputs	245,409,077
Level 3 - Significant Unobservable Inputs	84,770
TOTAL	$ 245,593,268

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of January 1, 2008	$ 1,291,221
Accrued discount	8,045
Realized loss	(250,411)
Change in unrealized appreciation	624,258
Net sales	(1,588,343)
Balance as of June 30, 2008	$ 84,770

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $270,234,762)		$245,593,268
Cash		373
Income receivable		5,040,432
Receivable for investments sold		752,984
Receivable for shares sold		733,530
TOTAL ASSETS		252,120,587
Liabilities:
Payable for investments purchased	$350,000
Payable for shares redeemed	1,768,574
Payable for Directors'/Trustees' fees	160
Payable for distribution services fee (Note 5)	17,189
Accrued expenses	12,633
TOTAL LIABILITIES		2,148,556
Net assets for 37,354,615 shares outstanding		$249,972,031
Net Assets Consist of:
Paid-in capital		$335,661,701
Net unrealized depreciation of investments		(24,641,494)
Accumulated net realized loss on investments		(71,621,546)
Undistributed net investment income		10,573,370
TOTAL NET ASSETS		$249,972,031
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$170,835,111 ÷ 25,501,538 shares outstanding, no par value, unlimited shares authorized		$6.70
Service Shares:
$79,136,920 ÷ 11,853,077 shares outstanding, no par value, unlimited shares authorized		$6.68

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends		$585
Interest		11,911,584
TOTAL INCOME		11,912,169
Expenses:
Investment adviser fee (Note 5)	$797,882
Administrative personnel and services fee (Note 5)	103,926
Custodian fees	6,571
Transfer and dividend disbursing agent fees and expenses	15,218
Directors'/Trustees' fees	1,798
Auditing fees	12,432
Legal fees	8,114
Portfolio accounting fees	52,431
Distribution services fee--Service Shares (Note 5)	104,748
Printing and postage	33,149
Insurance premiums	2,143
Miscellaneous	1,726
TOTAL EXPENSES	1,140,138
Waiver of administrative personnel and services fee (Note 5)	(2,661)
Net expenses		1,137,477
Net investment income		10,774,692
Realized and Unrealized Loss on Investments:
Net realized loss on investments		(831,833)
Net change in unrealized depreciation of investments		(14,006,159)
Net realized and unrealized loss on investments		(14,837,992)
Change in net assets resulting from operations		$(4,063,300)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,774,692	$22,958,418
Net realized gain (loss) on investments	(831,833)	3,037,544
Net change in unrealized appreciation/depreciation of investments	(14,006,159)	(15,024,635)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,063,300)	10,971,327
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(16,534,260)	(17,755,579)
Service Shares	(7,318,866)	(7,315,449)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,853,126)	(25,071,028)
Share Transactions:
Proceeds from sale of shares	26,521,299	77,676,869
Net asset value of shares issued to shareholders in payment of distributions declared	23,018,007	24,266,460
Cost of shares redeemed	(57,607,126)	(135,494,995)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,067,820)	(33,551,666)
Change in net assets	(35,984,246)	(47,651,367)
Net Assets:
Beginning of period	285,956,277	333,607,644
End of period (including undistributed net investment income of $10,573,370 and $23,651,804, respectively)	$249,972,031	$285,956,277

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/ accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$ 590,616
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 - 4/24/2007	$1,032,156
Neenah Enterprises, Inc., Warrants	9/24/2003	$ 0
Pliant Corp.	7/18/2006	$ 0
Royal Oak Mines, Inc.	2/24/1999	$ 2,557
Russell Stanley Holdings, Inc.	2/5/1999 - 12/28/2001	$ 1,250
Russell Stanley Holdings, Inc., Sr. Sub Note, 9.00%, 11/30/2008	2/5/1999 - 5/15/2005	$ 685,640
Sleepmaster LLC	12/23/2004	$ 0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2008		Year Ended 12/31/2007
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,768,786	$12,332,936	4,841,230	$36,785,652
Shares issued to shareholders in payment of distributions declared	2,389,519	15,699,141	2,281,428	16,951,011
Shares redeemed	(4,887,922)	(34,387,308)	(11,018,517)	(83,771,671)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(729,617)	$(6,355,231)	(3,895,859)	$(30,035,008)

	Six Months Ended 6/30/2008		Year Ended 12/31/2007
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,046,962	$14,188,363	5,438,298	$40,891,217
Shares issued to shareholders in payment of distributions declared	1,117,384	7,318,866	987,240	7,315,449
Shares redeemed	(3,316,548)	(23,219,818)	(6,857,375)	(51,723,324)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(152,202)	$(1,712,589)	(431,837)	$(3,516,658)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(881,819)	$(8,067,820)	(4,327,696)	$(33,551,666)

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $270,665,186. The net unrealized depreciation of investments for federal tax purposes was $25,071,918. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,738,057 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,809,975.

At December 31, 2007, the Fund had a capital loss carryforward of $67,694,656 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 667,067
2009	$ 27,754,606
2010	$ 32,328,794
2011	$ 5,944,935
2013	$ 50,909
2014	$ 948,345

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,661 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations and in-kind contributions, for the six months ended June 30, 2008, were as follows:

Purchases	$23,802,054
Sales	$41,258,687

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract-May 2008

FEDERATED HIGH INCOME BOND FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involve investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated High Income Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

G00433-02 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007	2006 [1]	2005	2004		2003
Net Asset Value, Beginning of Period	$18.71		$17.11	$14.42	$13.22	$11.59		$8.79
Income from Investment Operations:
Net investment income	0.06		0.13	0.00 [2]	0.07	0.00	[2]	0.01	[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.10)		1.50	2.72	1.13	1.63		2.79
TOTAL FROM INVESTMENT OPERATIONS	(2.04)		1.63	2.72	1.20	1.63		2.80
Less Distributions:
Distributions from net investment income	(0.09)		(0.03)	(0.03)	--	--		--
Net Asset Value, End of Period	$16.58		$18.71	$17.11	$14.42	$13.22		$11.59
Total Return [4]	(10.90)%		9.55%	18.89%	9.08%	14.06%		31.85%

Ratios to Average Net Assets:
Net expenses	1.50	% [5]	1.44%	1.49%	1.58%	1.57	% [6]	1.70	% [6]
Net investment income	0.64	% [5]	0.71%	0.23%	0.50%	0.03%		0.15%
Expense waiver/reimbursement [7]	0.03	% [5]	0.03%	0.03%	0.04%	0.05%		0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,649		$76,550	$70,213	$58,700	$53,093		$45,924
Portfolio turnover	107%		125%	83%	125%	87%		193%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.01.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.57% and 1.70% for the years ended December 31, 2004 and 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 891.00	$7.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.40	$7.52

1 Expenses are equal to the Fund's annualized net expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2008, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	21.5%
United Kingdom	14.8%
Australia	6.1%
Switzerland	6.0%
France	5.9%
Russia	5.3%
Germany	4.4%
Canada	3.9%
Taiwan	3.7%
Spain	3.0%
China	3.0%
Brazil	2.9%
India	2.8%
Hong Kong	2.8%
Cayman Islands	2.1%
Netherlands	2.1%
South Africa	1.9%
Poland	1.5%
Mexico	1.5%
Greece	1.4%
Cash Equivalents [2]	3.1%
Securities Lending Collateral [3]	2.1%
Other Assets and Liabilities--Net [4]	(1.8)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At June 30, 2008, the Fund's sector classification composition 5 was as follows:

Sector Classification	Percentage of Total Net Assets
Information Technology	13.9%
Health Care	12.9%
Industrials	12.3%
Energy	12.0%
Financials	11.4%
Materials	10.4%
Consumer Staples	7.8%
Telecommunication Services	7.0%
Consumer Discretionary	6.9%
Utilities	2.0%
Cash Equivalents [2]	3.1%
Securities Lending Collateral [3]	2.1%
Other Assets and Liabilities--Net [4]	(1.8)%
TOTAL	100.0%

5 Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

June 30, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.6%
		AUSTRALIA--6.1%
		Energy--2.0%
219,900	[1]	Paladin Energy Ltd.	$1,342,772
		Materials--2.5%
39,500		BHP Billiton Ltd.	1,682,371
		Pharmaceuticals, Biotechnology & Life Sciences--1.6%
31,200		CSL Ltd.	1,069,341
		TOTAL AUSTRALIA	4,094,484
		BRAZIL--2.9%
		Energy--1.4%
15,800	[1]	Petroleo Brasileiro SA, ADR	915,610
		Materials--1.5%
34,200		Companhia Vale Do Rio Doce, ADR	1,020,528
		TOTAL BRAZIL	1,936,138
		CANADA--3.9%
		Energy--1.2%
37,900		Talisman Energy, Inc.	839,249
		Food & Staples Retailing--1.7%
20,300		Shoppers Drug Mart Corp.	1,112,648
		Technology Hardware & Equipment--1.0%
6,000	[1]	Research in Motion Ltd.	701,400
		TOTAL CANADA	2,653,297
		CAYMAN ISLANDS--2.1%
		Health Care Equipment & Services--2.1%
29,400	[2]	China Medical Technologies, Inc., ADR	1,452,360
		CHINA--3.0%
		Energy--1.5%
790,000		PetroChina Co. Ltd.	1,018,455
		Transportation--1.5%
410,500		China COSCO Holdings Co. Ltd., Class H	994,607
		TOTAL CHINA	2,013,062
		FRANCE--5.9%
		Capital Goods--1.8%
9,800		Nexans SA	1,199,452
		Food, Beverage & Tobacco--1.6%
15,600		Groupe Danone	1,091,645
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		FRANCE--continued
		Insurance--1.2%
27,800		AXA	$819,392
		Pharmaceuticals, Biotechnology & Life Sciences--1.3%
17,100		Ipsen SA	872,444
		TOTAL FRANCE	3,982,933
		GERMANY, FEDERAL REPUBLIC OF--4.4%
		Pharmaceuticals, Biotechnology & Life Sciences--1.7%
8,200		Merck KGAA	1,164,358
		Semiconductors & Semiconductor Equipment--0.7%
183,300	[1]	Qimonda AG, ADR	436,254
		Utilities--2.0%
6,800		E.On AG	1,369,367
		TOTAL GERMANY, FEDERAL REPUBLIC OF	2,969,979
		GREECE--1.4%
		Banks--1.4%
41,500		EFG Eurobank	979,376
		HONG KONG--2.8%
		Diversified Financials--1.2%
56,200		Hong Kong Exchanges & Clearing Ltd.	816,364
		Retailing--1.6%
357,000		Li & Fung Ltd.	1,073,569
		TOTAL HONG KONG	1,889,933
		INDIA--2.8%
		Materials--1.7%
72,500	[1]	Sterlite Industries (India) Ltd., ADR	1,152,750
		Telecommunication Services--1.1%
45,400	[1]	Bharti Airtel Ltd.	759,870
		TOTAL INDIA	1,912,620
		JAPAN--21.5%
		Automobiles & Components--1.7%
34,000		Honda Motor Co. Ltd.	1,156,794
		Capital Goods--5.9%
97,000		Daifuku Co.	951,154
14,300		Fanuc Ltd.	1,393,356
60,200		Komatsu Ltd.	1,673,958
		TOTAL	4,018,468
		Consumer Durables & Apparel--2.2%
51,000		Nikon Corp.	1,482,281
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		JAPAN--continued
		Diversified Financials--2.0%
150,000		Daiwa Securities Group, Inc.	$1,372,738
		Semiconductors & Semiconductor Equipment--1.4%
29,200	[1]	Elpida Memory, Inc.	937,703
		Software & Services--2.7%
3,200		Nintendo Corp. Ltd.	1,800,967
		Technology Hardware & Equipment--4.5%
7,400		Keyence Corp.	1,759,701
19,300		Nidec Corp.	1,282,574
		TOTAL	3,042,275
		Transportation--1.1%
52,000		Mitsui Osk Lines	746,835
		TOTAL JAPAN	14,558,061
		MEXICO--1.5%
		Telecommunication Services--1.5%
18,900	[1]	America Movil S.A.B. de C.V., Class L, ADR	996,975
		NETHERLANDS--2.1%
		Pharmaceuticals, Biotechnology & Life Sciences--2.1%
72,100	[1]	Qiagen NV	1,451,373
		POLAND--1.5%
		Banks--1.5%
13,000		Bank Pekao SA	1,002,751
		RUSSIA--5.3%
		Energy--3.8%
29,691		Gazprom, ADR	1,718,710
21,900		OAO TMK, GDR	862,422
		TOTAL	2,581,132
		Telecommunication Services--1.5%
33,600	[1]	Vimpel-Communications, ADR	997,248
		TOTAL RUSSIA	3,578,380
		SOUTH AFRICA--1.9%
		Telecommunication Services--1.9%
82,000		MTN Group Ltd.	1,296,590
		SPAIN--3.0%
		Banks--2.0%
74,200		Banco Santander, SA	1,353,864
		Telecommunication Services--1.0%
26,100		Telefonica SA	689,795
		TOTAL SPAIN	2,043,659
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		SWITZERLAND--6.0%
		Food, Beverage & Tobacco--1.5%
22,000		Nestle SA	$995,389
		Materials--2.1%
4,311		Syngenta AG	1,395,133
		Pharmaceuticals, Biotechnology & Life Sciences--2.4%
9,200		Roche Holding AG	1,650,856
		TOTAL SWITZERLAND	4,041,378
		TAIWAN, PROVINCE OF CHINA--3.7%
		Semiconductors & Semiconductor Equipment--1.7%
102,500		Taiwan Semiconductor Manufacturing Co., ADR	1,118,275
		Technology Hardware & Equipment--2.0%
62,000		High Tech Computer Corp.	1,386,959
		TOTAL TAIWAN, PROVINCE OF CHINA	2,505,234
		UNITED KINGDOM--14.8%
		Banks-1.9%
46,700		Standard Chartered PLC	1,320,630
		Commercial Services & Supplies--2.0%
150,300		Serco Group PLC	1,333,859
		Energy--2.1%
37,350		Amec PLC	660,749
28,500		BG Group PLC	742,409
		TOTAL	1,403,158
		Food, Beverage & Tobacco--1.9%
35,100		Imperial Tobacco Group PLC	1,306,386
		Household & Personal Products--1.2%
15,400		Reckitt Benckiser PLC	779,788
		Materials--2.7%
11,100		Anglo American PLC	786,202
8,300		Rio Tinto PLC	1,017,650
		TOTAL	1,803,852
		Media--1.4%
84,000		Reed Elsevier PLC	960,389
		Pharmaceuticals, Biotechnology & Life Sciences--1.6%
66,200		Shire Ltd.	1,084,885
		TOTAL UNITED KINGDOM	9,992,947
		TOTAL COMMON STOCKS (IDENTIFIED COST $66,898,741)	65,351,530
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENTS--5.2%
$2,106,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835.	$2,106,000
1,417,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835 (purchased with proceeds from securities lending collateral).	1,417,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	3,523,000
		TOTAL INVESTMENTS--101.8% (IDENTIFIED COST $70,421,741) [3]	68,874,530
		OTHER ASSETS AND LIABILITIES - NET--(1.8)% [4]	(1,225,936)
		TOTAL NET ASSETS--100%	$67,648,594

At June 30, 2008, the Fund had an outstanding foreign exchange contract as follows:

Settlement Date	Foreign Currency Units To Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
7/1/2008	445,542 Euro Dollars	$703,511	$701,484	$(2,027)

Unrealized Depreciation on the Foreign Exchange Contract is included in "Other Assets and Liabilities--Net".

1 Non-income-producing security.

2 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$14,052,481	$(2,027)
Level 2 - Other Significant Observable Inputs	54,822,049	--
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$68,874,530	$(2,027)

* Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value, including $1,432,600 of securities loaned (identified cost $70,421,741)		$68,874,530
Cash		1,270
Cash denominated in foreign currencies (identified cost $203,793)		204,651
Income receivable		79,125
Receivable for investments sold		999,056
Receivable for shares sold		17,111
TOTAL ASSETS		70,175,743
Liabilities:
Payable for investments purchased	$1,057,178
Payable for shares redeemed	29,954
Payable for collateral due to broker for securities loaned	1,417,000
Payable for foreign exchange contracts	2,027
Accrued expenses	20,990
TOTAL LIABILITIES		2,527,149
Net assets for 4,079,879 shares outstanding		$67,648,594
Net Assets Consist of:
Paid-in capital		$73,191,123
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(1,548,904)
Accumulated net realized loss on investments and foreign currency transactions		(4,219,224)
Undistributed net investment income		225,599
TOTAL NET ASSETS		$67,648,594
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$67,648,594 ÷ 4,079,879 shares outstanding, no par value, unlimited shares authorized		$16.58

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $74,216)		$701,940
Interest (including income on securities loaned of $25,670)		56,813
TOTAL INCOME		758,753
Expenses:
Investment adviser fee (Note 5)	$354,323
Administrative personnel and services fee (Note 5)	74,590
Custodian fees	41,960
Transfer and dividend disbursing agent fees and expenses	7,292
Directors'/Trustees' fees	821
Auditing fees	13,260
Legal fees	8,525
Portfolio accounting fees	24,356
Printing and postage	8,474
Insurance premiums	1,964
Miscellaneous	9,628
TOTAL EXPENSES	545,193
Waiver of administrative personnel and services fee (Note 5)	(12,078)
Net expenses		533,115
Net investment income		225,638
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(590,563)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(7,940,114)
Net realized and unrealized loss on investments and foreign currency transactions		(8,530,677)
Change in net assets resulting from operations		$(8,305,039)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$225,638	$532,786
Net realized gain (loss) on investments and foreign currency transactions	(590,563)	11,212,995
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(7,940,114)	(5,091,739)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(8,305,039)	6,654,042
Distributions to Shareholders:
Distributions from net investment income	(374,131)	(129,622)
Share Transactions:
Proceeds from sale of shares	4,639,779	14,195,617
Net asset value of shares issued to shareholders in payment of distributions declared	374,131	129,622
Cost of shares redeemed	(5,236,351)	(14,512,584)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(222,441)	(187,345)
Change in net assets	(8,901,611)	6,337,075
Net Assets:
Beginning of period	76,550,205	70,213,130
End of period (including undistributed net investment income of $225,599 and $374,092, respectively)	$67,648,594	$76,550,205

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/ accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,432,600	$1,417,000

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	267,206	783,802
Shares issued to shareholders in payment of distributions declared	22,403	7,365
Shares redeemed	(302,195)	(801,797)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(12,586)	(10,630)

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $70,421,741. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $1,547,211. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,034,419 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,581,630.

At December 31, 2007, the Fund had a capital loss carryforward of $3,581,556 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.176% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $12,078 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$74,639,969
Sales	$74,507,799

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED INTERNATIONAL EQUITY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involve investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International Equity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916603

G00433-06 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$18.82		$16.46		$14.52		$13.07		$11.40		$8.16
Income From Investment Operations:
Net investment income (loss)	(0.01	) [2]	(0.03	) [2]	(0.06	) [2]	(0.07	) [2]	(0.07	) [2]	(0.10	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.46)		3.34		2.21		1.54		1.74		3.34
TOTAL FROM INVESTMENT OPERATIONS	(2.47)		3.31		2.15		1.47		1.67		3.24
Less Distributions:
Distributions from net investment income	(0.05)		--		--		--		--		--
Distributions from net realized gain on investments and foreign currency transactions	(1.68)		(0.95)		(0.21)		(0.02)		(0.0007)		--
TOTAL DISTRIBUTIONS	(1.73)		(0.95)		(0.21)		(0.02)		(0.0007)		--
Net Asset Value, End of Period	$14.62		$18.82		$16.46		$14.52		$13.07		$11.40
Total Return [3]	(13.16)%		21.04%		14.88%		11.24%		14.66%		39.71%

Ratios to Average Net Assets:
Net expenses	1.53	% [4,5]	1.53	% [5]	1.50%		1.50%		1.50%		1.50%
Net investment income (loss)	(0.09	)% [4]	(0.15)%		(0.40)%		(0.52)%		(0.63)%		(0.98)%
Expense waiver/reimbursement [6]	0.36	% [4]	0.32%		0.48%		0.51%		1.04%		5.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,397		$61,696		$34,937		$40,202		$17,940		$5,741
Portfolio turnover	33%		67%		58%		67%		77%		38%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2008 and for the year ended December 31, 2007 are 1.53% and 1.53%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements.

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,								Period Ended
	6/30/2008		2007		2006	[1]	2005		2004		12/31/2003	[2]
Net Asset Value, Beginning of Period	$18.61		$16.34		$14.45		$13.05		$11.40		$8.46
Income From Investment Operations:
Net investment income (loss)	(0.03	) [3]	(0.07	) [3]	(0.10	) [3]	(0.10	) [3]	(0.11	) [3]	(0.08	) [3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.43)		3.29		2.20		1.52		1.76		3.02
TOTAL FROM INVESTMENT OPERATIONS	(2.46)		3.22		2.10		1.42		1.65		2.94
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(1.68)		(0.95)		(0.21)		(0.02)		--		--
Net Asset Value, End of Period	$14.47		$18.61		$16.34		$14.45		$13.05		$11.40
Total Return [4]	(13.25)%		20.63%		14.60%		10.88%		14.48%		34.75%

Ratios to Average Net Assets:
Net expenses	1.78	% [5,6]	1.78	% [6]	1.75%		1.75%		1.75%		1.75	% [5]
Net investment income (loss)	(0.34	)% [5]	(0.40)%		(0.64)%		(0.77)%		(0.90)%		(1.16	)% [5]
Expense waiver/reimbursement [7]	0.36	% [5]	0.32%		0.48%		0.51%		1.04%		5.14	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$62,626		$77,516		$66,714		$53,792		$37,120		$14,575
Portfolio turnover	33%		67%		58%		67%		77%		38	% [8]

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from May 1, 2003 (date of initial public investment) to December 31, 2003.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2008 and for the year ended December 31, 2007 are 1.78% and 1.78%, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2003.

See Notes which are an integral part of the Financial Statements.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$ 868.40	$7.11
Service Shares	$1,000	$ 867.50	$8.26
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$ 1,017.26	$7.67
Service Shares	$1,000	$1,016.01	$8.92

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.53%
Service Shares	1.78%

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	15.5%
Industrials	13.1%
Information Technology	13.1%
Financials	9.5%
Energy	5.9%
Materials	4.4%
Consumer Discretionary	3.8%
Utilities	3.6%
Telecommunication Services	2.0%
Consumer Staples	1.5%
Other Securities [2]	0.7%
Securities Lending Collateral [3]	3.1%
Cash Equivalents [4]	26.5%
Other Assets and Liabilities--Net [5]	(2.7)%
TOTAL	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include corporate bonds and notes.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--71.5%
		Consumer Discretionary--3.8%
360,000	[1]	A-Max Holdings Ltd.	$23,878
15,810	[1]	ATA, Inc., ADR	205,688
4,100	[1,2,3]	B2W Companhia Global Do Varejo, GDR	300,202
40,500		Belle International Holdings	36,224
62,200		Bharat Forge Ltd.	340,919
8,300	[1]	Central European Media Enterprises Ltd., Class A	751,399
75,200	[1]	China Dongxiang Group Co.	30,192
4,100	[1]	ChinaEdu Corp., ADR	19,475
33,900	[1]	Cia Hering	223,942
32,500	[1]	Clear Media Ltd.	28,325
23,400	[1]	Construtora Tenda SA	163,483
18,330	[1]	Dolan Media Co.	333,606
600	[1]	Educomp Solutions Ltd.	35,704
7,500	[1]	Focus Media Holding Ltd., ADR	207,900
10,900		Kangwon Land, Inc.	238,471
143,300	[1]	Le Lis Blanc Deux Com e Confeccoes de Roupas SA	509,519
4,900	[1]	Maruti Suzuki India Ltd.	69,808
10,900		National CineMedia, Inc.	116,194
1,200	[1]	New Oriental Education & Technology Group, Inc., ADR	70,104
110,700	[1]	New World Department Store China	97,161
34,100		Parkson Retail Group Ltd.	249,145
550,000	[1]	Rexcapital Financial Holdings Ltd.	55,112
10,400	[1]	SEB - Sistema Educacional Brasileiro SA	168,349
27,000		TVN SA	221,581
800	[1]	Trisul SA	3,768
217	[1]	VisionChina Media, Inc., ADR	3,444
		TOTAL	4,503,593
		Consumer Staples--1.5%
11,700		CVS Caremark Corp.	462,969
70,200	[1]	Hypermarcas SA	845,150
21,900		ITC Ltd.	94,818
5,900		Philip Morris International, Inc.	291,401
6,566		Radico Khaitan Ltd.	14,359
3,200		United Spirits Ltd.	91,885
		TOTAL	1,800,582
		Energy--5.9%
57,000	[1]	Atlas Acquisition Holdings Corp.	547,770
5,300	[1]	Bristow Group, Inc.	262,297
92,200	[1]	Dresser-Rand Group, Inc.	3,605,020
6,406	[1]	IHS, Inc., Class A	445,858
1,500	[1]	National-Oilwell, Inc.	133,080
1,900		Range Resources Corp.	124,526
8,295		Reliance Industries Ltd.	401,714
2,300	[1]	Sandridge Energy, Inc.	148,534
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
2,400		Schlumberger Ltd.	$257,832
24,200		Spectra Energy Corp.	695,508
7,200	[1]	Weatherford International Ltd.	357,048
		TOTAL	6,979,187
		Financials--9.0%
28,236		3i Group PLC	461,333
1,530	[1]	Alleghany Corp.	508,037
68,200	[1,2,3]	Bolsa de Mercadorias e Futuros	584,960
26,200	[1]	Bovespa Holding SA	325,232
700	[1]	Brasil Brokers Participacoes	628,782
38,400		Brookfield Asset Management, Inc., Class A	1,249,536
4,600	[1]	CNinsure, Inc., ADR	67,482
10,944	[1]	DLF Ltd.	100,744
3,000		DuPont Fabros Technology, Inc.	55,920
30,600		Housing Development Finance Corp. Ltd.	1,375,908
15,960		ICICI Bank Ltd.	235,665
8,100		ICICI Bank Ltd., ADR	232,956
39,400		Loews Corp.	1,847,860
22,200	[1]	MBF Healthcare Acquisition Corp.	180,375
343	[1]	Markel Corp.	125,881
26,600	[1]	Philadelphia Consolidated Holding Corp.	903,602
11,700		Power Corp. of Canada	358,217
29,700		Power Finance Corp.	70,129
7,200	[1]	Riskmetrics Group, Inc.	141,408
22,800	[1]	Sino-Ocean Land Holdings Ltd.	12,842
17,500		State Street Corp.	1,119,825
		TOTAL	10,586,694
		Health Care--15.1%
2,500	[1]	Abaxis, Inc.	60,325
35,100	[1]	Alkermes, Inc.	433,836
22,800		Allergan, Inc.	1,186,740
7,200	[1]	Alnylam Pharmaceuticals, Inc.	192,456
24,100	[1]	Anadys Pharmaceuticals, Inc.	54,225
67,295	[1]	Arena Pharmaceuticals, Inc.	349,261
6,200	[1]	Aspect Medical Systems, Inc.	38,998
31,636	[1]	Auxilium Pharmaceutical, Inc.	1,063,602
4,700	[1,2,3]	Avalon Pharmaceuticals, Inc.	5,593
7,600	[1]	Avalon Pharmaceuticals, Inc.	9,044
1,900	[1]	Avalon Pharmaceuticals, Inc., Warrants	410
292		Aventis Pharma Ltd.	5,003
33,153	[1]	Avigen, Inc.	95,812
21,000	[1]	BioMarin Pharmaceutical, Inc.	608,580
5,000	[1]	CardioNet, Inc.	133,150
3,276	[1]	Chindex International, Inc.	48,059
40,600	[1]	Conceptus, Inc.	750,694
12,000	[1,2,3]	CryoCath Technologies, Inc.	49,073
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
23,200	[1]	Cubist Pharmaceuticals, Inc.	$414,352
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	5,359
16,254	[1]	Cytokinetics, Inc.	60,302
16,200		Dishman Pharmaceuticals & Chemicals Ltd.	111,110
5,900	[1]	Durect Corp.	21,653
76,000	[1]	Dyax Corp.	235,600
78,087	[1]	Dynavax Technologies Corp.	114,007
2,900	[1]	Endo Pharmaceuticals Holdings, Inc.	70,151
110,800	[1]	Endologix, Inc.	255,948
61,699	[1]	Epigenomics AG	191,346
12,443	[1]	Favrille, Inc., Warrants	0
4,658	[1]	Favrille, Inc., Warrants	0
2,380	[1]	GTX, Inc.	34,153
4,900		Glenmark Pharmaceuticals Ltd.	72,423
2,300	[1]	IPC The Hospitalist Co., Inc.	43,286
23,600	[1]	Illumina, Inc.	2,055,796
23,200	[1]	Incyte Genomics, Inc.	176,552
29,500	[1]	Insulet Corp.	464,035
71,170	[1]	Isis Pharmaceuticals, Inc.	970,047
6,421	[1]	Masimo Corp.	220,561
23,600		Merck & Co., Inc.	889,484
14,076	[1]	Metabasis Therapeutics, Inc.	21,818
25,800	[1]	Momenta Pharmaceuticals, Inc.	317,340
283,100	[1,4]	Monogram Biosciences, Inc.	311,410
23,500	[1]	Mylan Laboratories, Inc.	283,645
50,448	[1,4]	Neurocrine Biosciences, Inc.	211,377
1,300	[1,2,3]	Newron Pharmaceuticals SpA	36,710
29,900	[1]	OSI Pharmaceuticals, Inc.	1,235,468
8,721	[1]	Pain Therapeutics, Inc.	68,896
16,100	[1]	Pharmacopeia, Inc.	61,663
2,350	[1]	Pharmacopeia, Inc., Warrants	2,721
26,000		Piramal Healthcare Ltd.	188,438
1,080	[1]	Piramal Life Sciences Ltd.	6,501
800	[1]	Power Medical Interventions, Inc.	4,440
30,593	[1]	Progenics Pharmaceuticals, Inc.	485,511
15,000	[1]	Protalix Biotherapeutics, Inc.	40,650
4,500	[1]	Regeneron Pharmaceuticals, Inc.	64,980
13,100	[1]	Repligen Corp.	61,832
11,300	[1]	SXC Health Solutions Corp.	154,471
11,315	[1]	Seattle Genetics, Inc.	95,725
1,764	[1]	Sequenom, Inc.	28,153
3,700		Sun Pharmaceutical Industries Ltd.	119,350
11,500	[1]	Third Wave Technologies, Inc.	128,340
10,117		UnitedHealth Group, Inc.	265,571
1,000	[1]	VCA Antech, Inc.	27,780
43,642	[1]	Vasogen, Inc., Warrants	328
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
19,358	[1]	Vical, Inc.	$65,237
103,500	[1]	Warner Chilcott Ltd., Class A	1,754,325
12,228	[1,4]	WuXi PharmaTech Cayman, Inc., ADR	248,228
		TOTAL	17,781,934
		Industrials--13.1%
6,500	[1]	Aecom Technology Corp.	211,445
9,700	[1,2,3]	Allen-Vanguard Corp.	24,257
27,500		Asea Brown Boveri Ltd.	505,126
17,400		Bharat Heavy Electricals Ltd.	559,188
17,810		CLARCOR, Inc.	625,131
199,200		China Metal International Ho	43,455
11,900	[1]	CoStar Group, Inc.	528,955
8,800	[1]	Copart, Inc.	376,816
30,530		Crompton Greaves Ltd.	152,618
18,710		Energysolutions, Inc.	418,168
10,500		Expeditors International Washington, Inc.	451,500
11,000	[1,4]	First Solar, Inc.	3,001,020
4,099		Forward Air Corp.	141,825
182,000	[1]	Jet Blue Airways Corp.	678,860
15,700	[1]	Kansas City Southern Industries, Inc.	690,643
11,726		Kuehne & Nagel International AG	1,109,366
8,400		Landstar System, Inc.	463,848
8,300		Macquarie Infrastructure Co. LL	209,907
58,966		Max India Ltd.	210,657
31,500	[1,2,3]	Nagarjuna Construction Co. Ltd., GDR	97,965
4,000		Panalpina Welttransport Holding AG	422,613
14,360		Precision Castparts Corp.	1,383,873
3,800	[1]	Quanta Services, Inc.	126,426
16,700		Rockwell Collins	800,932
23,000	[1,4]	Ryanair Holdings PLC, ADR	659,410
57,100		Shun Tak Hldgs	53,229
5,400	[1]	TransDigm Group, Inc.	181,386
18,400		Trinity Industries, Inc.	638,296
6,000		Walter Industries, Inc.	652,620
		TOTAL	15,419,535
		Information Technology--13.1%
9,600	[1]	Access Integrated Technology, Inc., Class A	20,256
5,600	[1]	Amdocs Ltd.	164,752
10,400	[1]	Anadigics, Inc.	102,440
12,200	[1]	Blackboard, Inc.	466,406
16,100	[1]	CSR PLC	85,733
24,100	[1]	Ceragon Networks Ltd.	186,534
34,400	[1]	Compugroup Holding AG	488,314
34,600	[1]	Comverse Technology, Inc.	586,470
4,600	[1]	DST Systems, Inc.	253,230
4,400	[1]	Eagle Test Systems, Inc.	49,280
3,309	[1]	HireRight, Inc.	56,584
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
9,000	[1]	Iron Mountain, Inc.	$238,950
51,608	[1]	MEMC Electronic Materials, Inc.	3,175,956
35,500	[1]	MSCI, Inc., Class A	1,288,295
5,700		Mastercard, Inc.	1,513,464
26,500	[1]	Microsemi Corp.	667,270
28,200	[1]	NIC, Inc.	192,606
1,200		Nintendo Corp. Ltd.	675,363
53,400	[1]	ON Semiconductor Corp.	489,678
5,409	[1]	Online Resources Corp.	45,165
11,600	[1]	Oracle Corp.	243,600
11,700	[1]	Parametric Technology Corp.	195,039
10,703	[1]	RADWARE Ltd.	94,293
10,000	[1]	Redecard SA	193,313
4,800	[1,2,3]	Redecard SA, GDR	185,568
59,900	[1]	Renesola Ltd., ADR	1,036,270
2,700	[1]	SI International, Inc.	56,538
59,200	[1]	Solera Holdings, Inc.	1,637,472
18,300	[1]	TNS, Inc.	438,468
21,800	[1]	Telecity Group PLC	115,594
5,900	[1]	TeleTech Holdings, Inc.	117,764
16,700	[1]	ValueClick, Inc.	253,005
6,100	[1]	eBay, Inc.	166,713
		TOTAL	15,480,383
		Materials--4.4%
1,028		Cemex S.A. de C.V., ADR	25,391
5,700		Cleveland Cliffs, Inc.	679,383
364,900	[1]	Huabao International Holdings Ltd.	345,363
9,500	[1]	Intrepid Potash, Inc.	624,910
13,700		Jubilant Organosys Ltd.	100,330
411,800	[1]	Lee & Man Paper Manufacturing Ltd.	608,900
89,600		Luks Group (Vietnam Holdings) Co. Ltd.	43,512
2,400	[1]	Mosaic Co./The	347,280
461,400		Nine Dragons Paper Holdings Ltd.	359,017
17,700		Nucor Corp.	1,321,659
2,370		Potash Corp. of Saskatchewan, Inc.	541,711
222,000		Sinofert Holdings Ltd.	172,012
178,200	[1]	TPI Polene Co. Ltd.	31,979
		TOTAL	5,201,447
		Telecommunication Services--2.0%
59,350	[1]	Bharti Airtel Ltd.	993,355
16,500		NTELOS Holdings Corp.	418,605
27,200	[1]	PAETEC Holding Corp.	172,720
43,400		PT Telekomunikasi Indonesia	34,420
4,600		PT Telekomunikasi Indonesia, Class CS, ADR	148,350
29,000	[1]	TW Telecom, Inc.	464,870
2,752		Tulip Telecom Ltd.	65,914
		TOTAL	2,298,234
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--3.6%
29,126	[1]	American Water Works Co., Inc.	$646,015
2,400	[1]	BF Utilities Ltd.	67,785
1,350		Brookfield Infrastructure Partners LP	26,460
6,880	[1]	Cascal NV	84,624
34,200	[1]	China Resources Power Holdings Co. Ltd.	82,632
21,200		Dominion Resources, Inc.	1,006,788
37,500	[1,2,3]	EDP Renovaveis SA	433,958
15,000		ITC Holdings Corp.	766,650
84,300		NTPC Ltd.	298,883
10,820		Northeast Utilities Co.	276,235
2,374,200	[1]	PNOC Energy Development Corp.	274,627
148,414	[1]	Power Grid Corp. of India Ltd.	267,776
25,806		Rural Electrification Corp. Ltd.	50,401
		TOTAL	4,282,834
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,450,046)	84,334,423
		CORPORATE BONDS--0.7%
		Health Care--0.5%
$354,000	[2,3]	Insulet Corp., Sr. Conv. Note, 5.375%, 6/15/2013	365,363
200,000	[2,3]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	230,182
		TOTAL	595,545
		Information Technology--0.2%
265,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	235,519
		TOTAL CORPORATE BONDS (IDENTIFIED COST $904,075)	831,064
		CORPORATE NOTES--0.0%
		Health Care--0.0%
22,000	[2,3]	Bellus Health, Inc., Conv. Bond, 6.00%, 11/15/2026	6,600
		Information Technology--0.0%
50,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	48,965
		TOTAL CORPORATE NOTES (IDENTIFIED COST $72,000)	55,565
		PREFERRED STOCKS--0.9%
		Financials--0.5%
1,800		Alleghany Corp., Conv. Pfd., $0.08 Annual Dividend	562,819
		Health Care--0.4%
500		Mylan Laboratories, Inc., Conv. Pfd., $0.24 Annual Dividend	439,770
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $976,280)	1,002,589
		REPURCHASE AGREEMENTS--29.6%
$16,000,000		Interest in $2,750,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,750,210,069 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/20/2038 and the market value of those underlying securities was $2,805,214,271.	16,000,000
15,326,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835.	15,326,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$3,604,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835 (purchased with proceeds from securities lending collateral).	$3,604,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	34,930,000
		TOTAL INVESTMENTS--102.7% (IDENTIFIED COST $105,332,401) [5]	121,153,641
		OTHER ASSETS AND LIABILITIES - NET--(2.7)% [6]	(3,130,800)
		TOTAL NET ASSETS--100%	$118,022,841

At June 30, 2008, the Fund had an outstanding foreign exchange contract as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
7/2/2008	62,508 Euro Currency	$98,513	$98,416	$97

Unrealized Appreciation on the Foreign Exchange Contract is included in "Other Assets and Liabilities - Net."

1 Non-income-producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $2,555,950, which represented 2.2% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2008, these liquid restricted securities amounted to $2,555,950, which represented 2.2% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 72,131,715	$97
Level 2 - Other Significant Observable Inputs	49,021,926	--
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$121,153,641	$97

* Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Investments in securities	$86,223,641
Investments in repurchase agreements	34,930,000
Total investments in securities, at value including $3,563,120 of securities loaned (identified cost $105,332,401)		$121,153,641
Cash		448
Cash denominated in foreign currencies (identified cost $227,890)		228,571
Income receivable		78,618
Receivable for investments sold		19,477
Receivable for shares sold		1,221,531
Receivable for foreign exchange contracts		97
Other assets		137,200
TOTAL ASSETS		122,839,583
Liabilities:
Payable for investments purchased	600,323
Payable for shares redeemed	537,506
Payable for distribution services fee (Note 5)	13,311
Payable for collateral due to broker for securities loaned	3,604,000
Accrued expenses	61,602
TOTAL LIABILITIES		4,816,742
Net assets for 8,115,739 shares outstanding		$118,022,841
Net Assets Consist of:
Paid-in capital		$102,526,727
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		15,868,408
Accumulated net realized gain on investments and foreign currency transactions		312,341
Accumulated net investment income (loss)		(684,635)
TOTAL NET ASSETS		$118,022,841
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$55,397,024 ÷ 3,788,996 shares outstanding, no par value, unlimited shares authorized		$14.62
Service Shares:
$62,625,817 ÷ 4,326,743 shares outstanding, no par value, unlimited shares authorized		$14.47

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $22,458)			$399,626
Interest (including income on securities loaned of $24,353)			473,694
TOTAL INCOME			873,320
Expenses:
Investment adviser fee (Note 5)		$862,868
Administrative personnel and services fee (Note 5)		94,481
Custodian fees		93,222
Transfer and dividend disbursing agent fees and expenses		14,333
Directors'/Trustees' fees		1,045
Auditing fees		13,335
Legal fees		8,486
Portfolio accounting fees		38,233
Distribution services fee--Service Shares (Note 5)		81,161
Printing and postage		17,760
Insurance premiums		1,803
Miscellaneous		2,112
TOTAL EXPENSES		1,228,839
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(201,466)
Waiver of administrative personnel and services fee	(16,799)
Fees paid indirectly from directed brokerage arrangements	(394)
TOTAL WAIVERS AND EXPENSE REDUCTION		(218,659)
Net expenses			1,010,180
Net investment income (loss)			(136,860)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			929,628
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(18,785,253)
Net realized and unrealized loss on investments and foreign currency transactions			(17,855,625)
Change in net assets resulting from operations			$(17,992,485)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(136,860)	$(371,087)
Net realized gain on investments and foreign currency transactions	929,628	11,881,904
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(18,785,253)	11,856,901
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(17,992,485)	23,367,718
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(156,516)	--
Distributions from net realized gain on investments and foreign currency transactions
Primary Shares	(5,505,017)	(1,998,828)
Service Shares	(6,405,738)	(3,808,837)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,067,271)	(5,807,665)
Share Transactions:
Proceeds from sale of shares	16,554,658	46,495,011
Net asset value of shares issued to shareholders in payment of distributions declared	8,008,729	4,624,213
Cost of shares redeemed	(15,693,372)	(31,117,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,870,015	20,002,060
Change in net assets	(21,189,741)	37,562,113
Net Assets:
Beginning of period	139,212,582	101,650,469
End of period (including accumulated net investment income (loss) of $(684,635) and $(391,259), respectively)	$118,022,841	$139,212,582

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$3,563,120	$3,604,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2008		Year Ended 12/31/2007
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	768,117	$11,732,927	2,203,989	$37,442,175
Shares issued to shareholders in payment of distributions declared	109,494	1,602,990	50,550	815,376
Shares redeemed	(366,001)	(5,870,211)	(1,099,355)	(19,313,574)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	511,610	$7,465,706	1,155,184	$18,943,977

	Six Months Ended 6/30/2008		Year Ended 12/31/2007
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	306,208	$4,821,731	519,288	$9,052,836
Shares issued to shareholders in payment of distributions declared	441,775	6,405,739	238,350	3,808,837
Shares redeemed	(585,681)	(9,823,161)	(675,764)	(11,803,590)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	162,302	$1,404,309	81,874	$1,058,083
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	673,912	$8,870,015	1,237,058	$20,002,060

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $105,332,401. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $15,821,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,096,335 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,275,095.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily waived $201,466 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2008, the Sub-Adviser earned a fee of $711,487.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.128% of average daily net assets of the Fund. FAS waived $16,799 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2008, FSC retained $594 of fees paid by the Fund. For the six months ended June 30, 2008, the Fund's Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2008, the Fund's expenses were reduced by $394 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$29,757,471
Sales	$31,339,390

7. RISKS OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2008, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	50.5%
India	5.9%
Brazil	3.5%
Bermuda	3.0%
Canada	2.0%
Switzerland	1.3%
Cayman Islands	1.1%
British Virgin Islands	0.9%
Germany	0.6%
Japan	0.6%
United Kingdom	0.6%
Ireland	0.6%
China	0.5%
Hong Kong	0.4%
France	0.4%
Israel	0.2%
Philippines	0.2%
Netherlands	0.2%
Korea	0.2%
Poland	0.2%
Indonesia	0.2%
Italy	0.0% [1]
Thailand	0.0% [1]
Mexico	0.0% [1]

1 Represents less than 0.1%

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED KAUFMANN FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Kaufmann Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

27619 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2008		Year Ended 12/31/2007		Period Ended 12/31/2006	[1]
Net Asset Value, Beginning of Period	$10.25		$10.52		$10.00
Income From Investment Operations:
Net investment income	0.06	[2]	0.32	[2]	0.26	[2]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	0.55		(0.48)		0.26
TOTAL FROM INVESTMENT OPERATIONS	0.61		(0.16)		0.52
Less Distributions:
Distributions from net investment income	(0.17)		(0.11)		--
Net Asset Value, End of Period	$10.69		$10.25		$10.52
Total Return [3]	5.98%		(1.48)%		5.20%

Ratios to Average Net Assets:
Net expenses	1.35	% [4,5]	1.35	% [5]	1.35	% [4]
Net investment income	1.09	% [4]	3.10%		3.38	% [4]
Expense waiver/reimbursement [6]	1.91	% [4]	5.06%		9.89	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,669		$4,362		$4,698
Portfolio turnover	85%		154%		15%

1 Reflects operations for the period from March 31, 2006 (date of initial public investment) to December 31, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2008 and for the year ended December 31, 2007 are 1.35% and 1.35%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,059.80	$6.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.15	$6.77

1 Expenses are equal to the Fund's annualized net expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Equity	12.1%
International Equity	10.5%
Put Options	5.3%
U.S. Fixed-Income Securities	4.6%
Other Securities [2]	3.4%
Derivative Contracts [3,4]	(0.0)%
Cash Equivalents [5]	61.6%
Other Assets and Liabilities--Net [6]	2.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Other Securities include Exchange-Traded Funds.

3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Represents less than 0.1%.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--22.6%
		Consumer Discretionary--1.4%
14,000		Nutri/System, Inc.	$197,960
9,100		RadioShack Corp.	111,657
		TOTAL	309,617
		Consumer Staples--1.7%
16,000		Ajinomoto Co., Inc.	151,132
3,400		Archer-Daniels-Midland Co.	114,750
1,000		Bunge Ltd.	107,690
		TOTAL	373,572
		Energy--3.7%
1,200		Enerplus Resources Fund	55,488
11,000		Frontier Oil Corp.	263,010
6,700		Holly Corp.	247,364
2,800		Tesoro Petroleum Corp.	55,356
4,100		Valero Energy Corp.	168,838
		TOTAL	790,056
		Health Care--3.2%
17,800	[1]	Affymetrix, Inc.	183,162
12,400		Chugai Pharmaceutical Co. Ltd.	198,661
8,300	[1]	King Pharmaceuticals, Inc.	86,901
7,400	[1]	PDL BioPharma, Inc.	78,588
7,600	[1]	Sepracor, Inc.	151,392
		TOTAL	698,704
		Industrials--0.9%
5,500	[1]	Ceradyne, Inc.	188,650
		Information Technology--2.1%
20,000	[1]	Cadence Design Systems, Inc.	202,000
2,300		Rohm Co.	131,976
2,200		Tokyo Electron Ltd.	126,503
		TOTAL	460,479
		Materials--7.4%
10,600		Barrick Gold Corp.	482,300
67,200	[1]	Coeur d'Alene Mines Corp.	194,880
13,400		Gold Fields Ltd., ADR	169,510
39,500	[1]	Golden Star Resources Ltd.	106,255
4,601		IAMGOLD Corp.	27,836
9,800		Kinross Gold Corp.	231,378
3,200		Newmont Mining Corp.	166,912
13,900		Yamana Gold, Inc.	229,906
		TOTAL	1,608,977
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--0.7%
104		NTT DoCoMo, Inc.	$152,519
		Utilities--1.5%
5,687		Veolia Environnement	316,853
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,961,976)	4,899,427
		PUT OPTIONS/SHORT EXPOSURE--5.3%
65	[1]	Activision, Inc., Strike Price $40, Expiration Date 1/17/2009	54,925
29	[1]	Amazon.com, Inc., Strike Price $80, Expiration Date 1/17/2009	41,615
50	[1]	Applied Materials, Inc., Strike Price $22.50, Expiration Date 7/19/2008	17,000
48	[1]	Citigroup, Inc., Strike Price $30, Expiration Date 9/20/2008	64,200
29	[1]	Express Scripts, Inc., Strike Price $75, Expiration Date 8/16/2008	36,105
94	[1]	Hunt (J.B.) Transportation Services, Inc., Strike Price $35, Expiration Date 1/17/2009	49,820
46	[1]	Hunt (J.B.) Transportation Services, Inc., Strike Price $35, Expiration Date 8/16/2008	16,330
37	[1]	iShares MSCI Emerging Market, Strike Price $145, Expiration Date 1/17/2009	66,415
18	[1]	iShares MSCI Emerging Market, Strike Price $160, Expiration Date 1/17/2009	50,715
14	[1]	iShares MSCI Emerging Market, Strike Price $140, Expiration Date 9/20/2008	14,875
43	[1]	iShares MSCI Mexico Index Fund, Strike Price $69, Expiration Date 9/20/2008	52,675
105	[1]	iShares Russell 2000 Index Fund, Strike Price $85, Expiration Date 1/17/2009	176,138
28	[1]	Merrill Lynch & Co., Inc., Strike Price $55, Expiration Date 1/17/2009	65,590
40	[1]	Midcap SPDR Trust Series 1, Strike Price $170, Expiration Date 12/20/2008	90,600
63	[1]	Morgan Stanley, Strike Price $45, Expiration Date 10/18/2008	63,000
188	[1]	Powershares QQQ NASDAQ 100 Shares, Strike Price $55, Expiration Date 1/17/2009	187,342
30	[1]	Salesforce.com Inc., Strike Price $75, Expiration Date 11/22/2008	38,550
40	[1]	Wells Fargo & Co., Strike Price $37.50, Expiration Date 10/18/2008	56,400
		TOTAL PUT OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $914,871)	1,142,295
		EXCHANGE-TRADED FUNDS--3.4%
1,597		UltraShort FTSE/Xinhua China 25 ProShares	134,962
1,000		UltraShort MSCI Emerging Markets ProShares	75,590
8,775		UltraShort QQQ ProShares	393,383
1,200		UltraShort Real Estate ProShares	126,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $657,747)	729,935
		U.S. TREASURY--4.6%
		U.S. Treasury Bill--4.6%
$1,000,000	[2]	1.72%, 10/16/2008 (IDENTIFIED COST $995,304)	994,012
Principal Amount			Value
		REPURCHASE AGREEMENTS--61.6%
$5,000,000		Interest in $2,750,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,750,210,069 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/20/2038 and the market value of those underlying securities was $2,805,214,271.	$5,000,000
4,355,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835.	4,355,000
4,000,000		Interest in $1,700,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,700,129,861 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $1,734,132,459.	4,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	13,355,000
		TOTAL INVESTMENTS--97.5% (IDENTIFIED COST $20,884,898) [3]	21,120,669
		OTHER ASSETS AND LIABILITIES - NET--2.5% [4]	547,866
		TOTAL NET ASSETS--100%	$21,668,535

At June 30, 2008, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/4/2008	839,920 Singapore Dollar	400,000 Euro Currency	$(11,488)
9/4/2008	839,920 Singapore Dollar	400,000 Euro Currency	$ 2,994
9/24/2008	48,187,500 Japanese Yen	300,000 Euro Currency	$ (2,511)
9/24/2008	48,187,500 Japanese Yen	300,000 Euro Currency	$(11,850)
11/3/2008	113,678 Pound Sterling	221,383 U.S. Dollar	$ 2,888
11/3/2008	154,322 Pound Sterling	300,685 U.S. Dollar	$ 3,770
Contracts Sold:
7/7/2008	40,087,679 Japanese Yen	392,247 U.S. Dollar	$ 14,570
7/7/2008	22,053,670 Japanese Yen	217,915 U.S. Dollar	$ 10,141
7/7/2008	10,2000,000 Japanese Yen	101,839 U.S. Dollar	$ 5,742
9/4/2008	400,000 Euro Currency	618,936 U.S. Dollar	$ (8,758)
11/3/2008	260,000 Pound Sterling	507,575 U.S. Dollar	$ (5,368)
11/3/2008	268,000 Pound Sterling	517,964 U.S. Dollar	$ (10,762)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(10,632)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices	$ 5,694,013	$(10,632)
Level 2--Other Significant Observable Inputs	15,426,656	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$21,120,669	$(10,632)

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Investments in repurchase agreements	$13,355,000
Investments in securities	7,765,669
Total investments in securities, at value (identified cost $20,884,898)		$21,120,669
Cash		50,934
Cash denominated in foreign currencies (identified cost $9,059)		9,080
Income receivable		3,575
Receivable for foreign exchange contracts		40,105
Receivable for investments sold		434,370
Receivable for shares sold		703,258
TOTAL ASSETS		22,361,991
Liabilities:
Payable for investments purchased	619,189
Payable for shares redeemed	104
Payable for distribution services fee (Note 5)	3,453
Payable for foreign exchange contracts	50,737
Accrued expenses	19,973
TOTAL LIABILITIES		693,456
Net assets for 2,027,583 shares outstanding		$21,668,535
Net Assets Consist of:
Paid-in capital		$21,364,359
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		225,373
Accumulated net realized gain on investments, written options and foreign currency transactions		28,934
Undistributed net investment income		49,869
TOTAL NET ASSETS		$21,668,535
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($21,668,535 ÷ 2,027,583 shares outstanding), no par value, unlimited shares authorized		$10.69

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest			$127,554
Dividends (net of foreign taxes withheld of $2,805)			28,092
TOTAL INCOME			155,646
Expenses:
Investment adviser fee (Note 5)		$47,842
Administrative personnel and services fee (Note 5)		74,590
Custodian fees		5,692
Transfer and dividend disbursing agent fees and expenses		6,604
Directors'/Trustees' fees		538
Auditing fees		12,929
Legal fees		8,554
Portfolio accounting fees		26,978
Distribution services fee (Note 5)		15,947
Printing and postage		5,862
Insurance premiums		1,883
Miscellaneous		605
TOTAL EXPENSES		208,024
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(47,842)
Waiver of administrative personnel and services fee	(12,369)
Reimbursement of other operating expenses	(61,385)
Fees paid indirectly from directed brokerage arrangements	(135)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(121,731)
Net expenses			86,293
Net investment income			69,353
Realized and Unrealized Gain on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			226,381
Net realized gain on written options			12,613
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			277,345
Net realized and unrealized gain on investments, written options and foreign currency transactions			516,339
Change in net assets resulting from operations			$585,692

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,353	$164,496
Net realized gain (loss) on investments, written options and foreign currency transactions	238,994	(181,630)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	277,345	(111,979)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	585,692	(129,113)
Distributions to Shareholders:
Distributions from net investment income	(207,348)	(61,681)
Share Transactions:
Proceeds from sale of shares	22,139,011	5,621,313
Net asset value of shares issued to shareholders in payment of distributions declared	207,348	61,681
Cost of shares redeemed	(5,418,638)	(5,827,251)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,927,721	(144,257)
Change in net assets	17,306,065	(335,051)
Net Assets:
Beginning of period	4,362,470	4,697,521
End of period (including undistributed net investment income of $49,869 and $187,864, respectively)	$21,668,535	$4,362,470

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities (including shares of exchange-traded funds) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Option Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2008, the Fund had a net realized gain on written options of $12,613.

The following is a summary of the Fund's written option activity:

	Number of Contracts	Premium
Outstanding at 12/31/2007	--	$ --
Contracts written	100	29,705
Contracts bought back	(100)	(29,705)
Outstanding at 6/30/2008	--	$ --

At June 30, 2008, the Fund had no outstanding written option contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	2,099,850	545,206
Shares issued to shareholders in payment of distributions declared	19,842	5,994
Shares redeemed	(517,638)	(572,234)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,602,054	(21,034)

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $20,884,898. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $235,771. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $603,535 and net unrealized depreciation from investments for those securities having an excess of cost over value of $367,764.

At December 31, 2007, the Fund had a capital loss carryforward of $209,683 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$ 20,383
2015	$189,300

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily waived $47,842 of its fee and voluntarily reimbursed $61,385 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2008, the Sub-Adviser earned a fee of $1,164.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.975% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $12,369 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2008, the Fund's expenses were reduced by $135 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$6,838,259
Sales	$2,634,845

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MARKET OPPORTUNITY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by theFund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who have purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916769

35278 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$30.26		$25.64		$23.69		$21.02		$18.22		$13.00
Income From Investment Operations:
Net investment income (loss)	(0.06)		--		--		--		--		--
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.47)		4.62		1.95		2.67		2.80		5.22
TOTAL FROM INVESTMENT OPERATIONS	(1.53)		4.62		1.95		2.67		2.80		5.22
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(6.98)		--		--		--		--		--
Net Asset Value, End of Period	$21.75		$30.26		$25.64		$23.69		$21.02		$18.22
Total Return [2]	(3.53)%		18.02%		8.23%		12.70%		15.37%		40.15	% [3]

Ratios to Average Net Assets:
Net expenses	1.28	% [4,5]	1.28	% [5]	1.27	% [5]	1.22	% [5]	1.17	% [5]	1.23	% [5]
Net investment income (loss)	(0.46	)% [4]	(0.64)%		(0.56)%		(0.49)%		(0.42)%		(0.72)%
Expense waiver/reimbursement [6]	0.35	% [4]	0.11%		0.04%		0.04%		0.04%		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,541		$40,258		$46,134		$56,879		$62,563		$64,269
Portfolio turnover	82%		119%		116%		132%		148%		173%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3 During the year ended December 31, 2003, the Fund received payments from the Adviser for certain losses on investments. This increased the total return by 0.07%.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2008 and for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 are 1.27%, 1.28%, 1.26%, 1.20%, 1.16% and 1.20%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 964.70	$6.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.50	$6.42

1 Expenses are equal to the Fund's annualized net expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Energy	17.0%
Information Technology	16.8%
Industrials	15.5%
Health Care	14.9%
Consumer Discretionary	9.6%
Materials	8.3%
Financials	6.1%
Consumer Staples	4.2%
Utilities	1.7%
Telecommunication Services	1.6%
Other Securities [2]	0.6%
Cash Equivalents [3]	3.9%
Other Assets and Liabilities--Net [4]	(0.2)%
TOTAL	100.0%

1 Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include an Exchange-Traded Fund.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--95.7%
		Consumer Discretionary--9.6%
3,700		Abercrombie & Fitch Co., Class A	$231,916
1,900	[1]	Amazon.com, Inc.	139,327
5,800	[1]	Coach, Inc.	167,504
8,400	[1]	GameStop Corp.	339,360
3,800	[1]	Gymboree Corp.	152,266
5,700		International Game Technology	142,386
17,500		Newell Rubbermaid, Inc.	293,825
4,800		Nordstrom, Inc.	145,440
6,000		Omnicom Group, Inc.	269,280
7,800		Penney (J.C.) Co., Inc.	283,062
19,800	[1]	Saks, Inc.	217,404
5,500		Starwood Hotels & Resorts Worldwide, Inc.	220,385
11,100		TJX Cos., Inc.	349,317
5,100		Yum! Brands, Inc.	178,959
		TOTAL	3,130,431
		Consumer Staples--4.2%
9,700		Avon Products, Inc.	349,394
5,700		Corn Products International, Inc.	279,927
6,300		Estee Lauder Cos., Inc., Class A	292,635
2,800	[1]	Hansen Natural Corp.	80,696
13,200		Kroger Co.	381,084
		TOTAL	1,383,736
		Energy--17.0%
4,300		CONSOL Energy, Inc.	483,191
8,900		Chesapeake Energy Corp.	587,044
2,100		Diamond Offshore Drilling, Inc.	292,194
1,600		EOG Resources, Inc.	209,920
6,700		Foundation Coal Holdings, Inc.	593,486
5,500	[1]	National-Oilwell, Inc.	487,960
2,600	[1]	Newfield Exploration Co.	169,650
3,900		Noble Corp.	253,344
6,300		Peabody Energy Corp.	554,715
4,964	[1]	Petrohawk Energy Corp.	229,883
6,200	[1]	Pride International, Inc.	293,198
6,000		Range Resources Corp.	393,240
4,400	[1]	Southwestern Energy Co.	209,484
2,900	[1]	Ultra Petroleum Corp.	284,780
9,600	[1]	Weatherford International Ltd.	476,064
		TOTAL	5,518,153
Shares			Value
		COMMON STOCKS--continued
		Financials--6.1%
24,100		Annaly Mortgage Management, Inc.	$373,791
2,100	[1]	Arch Capital Group Ltd.	139,272
10,100		Janus Capital Group, Inc.	267,347
1,900		Nymex Holdings, Inc.	160,512
3,400		Prologis	184,790
2,500		RenaissanceRe Holdings Ltd.	111,675
6,900		T. Rowe Price Group, Inc.	389,643
9,900		Waddell & Reed Financial, Inc., Class A	346,599
		TOTAL	1,973,629
		Health Care--14.9%
5,000		Allergan, Inc.	260,250
5,000	[1]	Barr Laboratories, Inc.	225,400
2,100		Becton, Dickinson & Co.	170,730
7,200	[1]	BioMarin Pharmaceutical, Inc.	208,656
6,601	[1]	Celgene Corp.	421,606
2,200	[1]	Cephalon, Inc.	146,718
4,700		Covidien Ltd.	225,083
5,500	[1]	Elan Corp. PLC, ADR	195,525
4,100	[1]	Express Scripts, Inc., Class A	257,152
6,300	[1]	Genzyme Corp.	453,726
23,300	[1]	Isis Pharmaceuticals, Inc.	317,579
7,000	[1]	Myriad Genetics, Inc.	318,640
11,700		Schering Plough Corp.	230,373
5,300		Shire Ltd., ADR	260,389
3,700	[1]	St. Jude Medical, Inc.	151,256
21,100		Wyeth	1,011,956
		TOTAL	4,855,039
		Industrials--15.5%
3,500	[1]	Alliant Techsystems, Inc.	355,880
7,800	[1]	BE Aerospace, Inc.	181,662
4,900		Bucyrus International, Inc.	357,798
8,600		Chicago Bridge & Iron Co., N.V.	342,452
800	[1]	First Solar, Inc.	218,256
3,300		Flowserve Corp.	451,110
1,300		Fluor Corp.	241,904
6,800	[1]	Foster Wheeler Ltd.	497,420
8,500		Harsco Corp.	462,485
11,700	[1]	Hexcel Corp.	225,810
2,700		Joy Global, Inc.	204,741
2,800		Lockheed Martin Corp.	276,248
5,100		Norfolk Southern Corp.	319,617
1,600		Precision Castparts Corp.	154,192
8,000	[1]	Quanta Services, Inc.	266,160
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
4,300	[1]	Suntech Power Holdings Co. Ltd., ADR	$161,078
4,100		Textron, Inc.	196,513
1,300		Walter Industries, Inc.	141,401
		TOTAL	5,054,727
		Information Technology--16.8%
7,600	[1]	Adobe Systems, Inc.	299,364
14,400	[1]	Amdocs Ltd.	423,648
10,000	[1]	Ansys, Inc.	471,200
2,400	[1]	Apple, Inc.	401,856
17,400		Applied Materials, Inc.	332,166
13,500	[1]	Broadcom Corp.	368,415
7,100	[1]	Citrix Systems, Inc.	208,811
7,100	[1]	Cognizant Technology Solutions Corp.	230,821
10,000	[1]	EMC Corp. Mass	146,900
8,100	[1]	Electronic Arts, Inc.	359,883
3,600		KLA-Tencor Corp.	146,556
6,600		Linear Technology Corp.	214,962
6,800	[1]	MEMC Electronic Materials, Inc.	418,472
800		Mastercard, Inc.	212,416
7,900	[1]	NVIDIA Corp.	147,888
700		Nintendo Corp. Ltd.	393,961
4,600		Paychex, Inc.	143,888
1,400	[1]	Research in Motion Ltd.	163,660
2,400	[1]	Salesforce.com, Inc.	163,752
5,800	[1]	Verisign, Inc.	219,240
		TOTAL	5,467,859
		Materials--8.3%
4,100		Alcoa, Inc.	146,042
2,100		Cleveland Cliffs, Inc.	250,299
12,500	[1]	Crown Holdings, Inc.	324,875
2,900		Freeport-McMoRan Copper & Gold, Inc.	339,851
5,100		Nucor Corp.	380,817
9,800	[1]	Owens-Illinois, Inc.	408,562
15,400	[1]	Pactiv Corp.	326,942
2,300		Potash Corp. of Saskatchewan, Inc.	525,711
		TOTAL	2,703,099
		Telecommunication Services--1.6%
6,100	[1]	American Tower Systems Corp.	257,725
5,400	[1]	NII Holdings, Inc.	256,446
		TOTAL	514,171
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--1.7%
7,600	[1]	AES Corp.	$145,996
6,500	[1]	NRG Energy, Inc.	278,850
6,500	[1]	Reliant Resources, Inc.	138,255
		TOTAL	563,101
		TOTAL COMMON STOCKS (IDENTIFIED COST $27,561,552)	31,163,945
		EXCHANGE-TRADED FUND-0.6%
		Diversified Financials--0.6%
706		iShares S&P Latin American 40 Index Fund (IDENTIFIED COST $168,431)	194,150
		REPURCHASE AGREEMENT--3.9%
$1,260,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835. (AT COST)	1,260,000
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $28,989,983) [2]	32,618,095
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [3]	(77,144)
		TOTAL NET ASSETS--100%	$32,540,951

1 Non-income-producing security.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$30,964,134
Level 2 - Other Significant Observable Inputs	1,653,961
Level 3 - Significant Unobservable Inputs	--
TOTAL	$32,618,095

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $28,989,983)		$32,618,095
Income receivable		23,004
Receivable for investments sold		657,119
Receivable for shares sold		267
Prepaid expenses		6,633
TOTAL ASSETS		33,305,118
Liabilities:
Payable for investments purchased	$721,004
Payable for shares redeemed	43,046
Payable for Directors'/Trustees' fees	117
TOTAL LIABILITIES		764,167
Net assets for 1,496,354 shares outstanding		$32,540,951
Net Assets Consist of:
Paid-in capital		$27,871,164
Net unrealized appreciation of investments		3,628,112
Accumulated net realized gain on investments and foreign currency transactions		1,122,121
Accumulated net investment income (loss)		(80,446)
TOTAL NET ASSETS		$32,540,951
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$32,540,951 ÷ 1,496,354 shares outstanding, no par value, unlimited shares authorized		$21.75

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $75)			$124,225
Interest (including income on securities loaned of $2,940)			14,589
TOTAL INCOME			138,814
Expenses:
Investment adviser fee (Note 5)		$129,986
Administrative personnel and services fee (Note 5)		74,590
Custodian fees		7,958
Transfer and dividend disbursing agent fees and expenses		7,093
Directors'/Trustees' fees		633
Auditing fees		11,686
Legal fees		8,546
Portfolio accounting fees		23,880
Printing and postage		11,746
Insurance premiums		1,661
Miscellaneous		2,135
TOTAL EXPENSES		279,914
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(44,963)
Waiver of administrative personnel and services fee	(12,259)
Fees paid indirectly for directed brokerage arrangements	(3,432)
TOTAL WAIVERS AND EXPENSE REDUCTION		(60,654)
Net expenses			219,260
Net investment income (loss)			(80,446)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,213,653
Net change in unrealized appreciation of investments			(2,695,876)
Net realized and unrealized loss on investments and foreign currency transactions			(1,482,223)
Change in net assets resulting from operations			$(1,562,669)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(80,446)	$(287,633)
Net realized gain on investments and foreign currency transactions	1,213,653	9,307,657
Net change in unrealized appreciation/depreciation of investments	(2,695,876)	(1,444,505)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,562,669)	7,575,519
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions	(8,545,251)	--
Share Transactions:
Proceeds from sale of shares	563,650	1,459,072
Net asset value of shares issued to shareholders in payment of distributions declared	8,545,251	--
Cost of shares redeemed	(6,718,079)	(14,910,393)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,390,822	(13,451,321)
Change in net assets	(7,717,098)	(5,875,802)
Net Assets:
Beginning of period	40,258,049	46,133,851
End of period (including accumulated net investment income (loss) of $(80,446) and $0, respectively)	$32,540,951	$40,258,049

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for the life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2008, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	22,276	50,087
Shares issued to shareholders in payment of distributions declared	419,090	--
Shares redeemed	(275,534)	(518,660)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	165,832	(468,573)

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $28,989,983. The net unrealized appreciation of investments for federal tax purposes was $3,628,112. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,285,142 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,657,030.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily waived $44,963 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.360% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $12,259 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2008, the Fund's expenses were reduced by $3,432 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$28,003,028
Sales	$34,599,908

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MID CAP GROWTH STRATEGIES FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916702

G00433-08 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014		0.047	0.044	0.027	0.008	0.007
Net realized gain on investments	0.000	[2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.047	0.044	0.027	0.008	0.007
Less Distributions:
Distributions from net investment income	(0.014)		(0.047)	(0.044)	(0.027)	(0.008)	(0.007)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [3]	1.42%		4.78%	4.52%	2.70%	0.82%	0.69%

Ratios to Average Net Assets:
Net expenses	0.65	% [4]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	2.85	% [4]	4.68%	4.45%	2.65%	0.79%	0.70%
Expense waiver/reimbursement [5]	0.12	% [4]	0.17%	0.25%	0.21%	0.15%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,783		$95,699	$74,623	$73,929	$83,660	$106,007

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,014.20	$3.26
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.63	$3.27

1 Expenses are equal to the Fund's annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	64.6%
Variable Rate Demand Instruments	29.5%
Bank Instruments	1.9%
Repurchase Agreements	4.8%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

At June 30, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.4	% [4]
8-30 Days	11.6%
31-90 Days	52.7%
91-180 Days	9.1%
181 Days or more	1.0%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 16.8% of the Fund's portfolio.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.6%
		Finance - Automotive--3.6%
$163,248	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	$163,248
1,000,000		CarMax Auto Owner Trust 2008-2, Class A1, 2.922%, 7/15/2009	1,000,000
451,054	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	451,054
1,263,663	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	1,263,663
856,173		Nissan Auto Lease Trust 2008-A, Class A1, 2.814%, 5/15/2009	856,173
		TOTAL ASSET-BACKED SECURITIES	3,734,138
		CERTIFICATES OF DEPOSIT--1.9%
		Banking--1.9%
1,000,000		Bank of Montreal, 3.250%, 7/29/2008	1,000,000
1,000,000		Barclays Bank PLC, 3.700%, 6/12/2009	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,000,000
		COLLATERALIZED LOAN AGREEMENTS--7.8%
		Brokerage--7.8%
3,000,000		Citigroup Global Markets, Inc., 2.770%, 7/1/2008	3,000,000
3,000,000		Goldman Sachs & Co., 2.750%, 7/1/2008	3,000,000
2,000,000		Lehman Brothers, Inc., 2.900%, 7/1/2008	2,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	8,000,000
		COMMERCIAL PAPER--52.5% [3]
		Aerospace/Auto--1.0%
1,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 2.850%, 7/23/2008	998,258
		Banking--10.3%
4,700,000	[1,2]	Fountain Square Commercial Funding Corp., 3.050% - 3.130%, 7/11/2008 - 8/1/2008	4,688,626
5,000,000	[1,2]	Picaros Funding LLC, (KBC Bank N.V. GTD), 2.650%, 9/26/2008	4,967,979
1,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905%, 11/17/2008	988,784
		TOTAL	10,645,389
		Conglomerate--1.0%
1,000,000		Textron Financial Corp., (Textron Inc. SA), 2.850%, 7/15/2008	998,892
		Finance - Automotive--4.6%
4,800,000		FCAR Auto Loan Trust (Series A1+/P1), 2.850% - 3.320%, 8/6/2008 - 12/15/2008	4,766,089
		Finance - Commercial--7.7%
3,000,000	[1,2]	Fairway Finance Co. LLC, 2.680%, 8/14/2008	2,990,173
5,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 2.950%, 8/21/2008	4,979,317
		TOTAL	7,969,490
		Finance - Retail--25.9%
3,000,000	[1,2]	Alpine Securitization Corp., 2.670%, 8/4/2008	2,992,435
1,000,000	[1,2]	Amsterdam Funding Corp., 2.740%, 7/18/2008	998,706
5,000,000	[1,2]	Barton Capital LLC, 2.680%, 8/4/2008	4,987,345
5,000,000	[1,2]	Chariot Funding LLC, 2.600%, 8/18/2008	4,982,667
5,000,000	[1,2]	Enterprise Funding Co. LLC, 2.630%, 8/20/2008	4,981,736
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Retail--continued
$2,500,000	[1,2]	Falcon Asset Securitization Company LLC, 2.550% - 2.850%, 7/23/2008 - 8/28/2008	$2,492,096
2,500,000	[1,2]	Jupiter Securitization Company LLC, 2.600%, 8/14/2008	2,492,056
1,200,000	[1,2]	Sheffield Receivables Corp., 2.730%, 7/8/2008	1,199,363
1,500,000	[1,2]	Yorktown Capital LLC, 2.875%, 8/4/2008	1,495,927
		TOTAL	26,622,331
		Food & Beverage--1.0%
1,000,000	[1,2]	H.J. Heinz Co., 3.000%, 7/9/2008	999,333
		Publishing and Printing--1.0%
1,000,000	[1,2]	Gannett Co., Inc., 3.250%, 8/1/2008	997,201
		TOTAL COMMERCIAL PAPER	53,996,983
		CORPORATE BOND--0.7%
		Banking--0.7%
730,000		Wells Fargo & Co., 3.120%, 8/15/2008	729,865
		NOTES - VARIABLE--29.5% [4]
		Banking--22.7%
1,500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.663%, 7/3/2008	1,500,000
1,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.448%, 7/9/2008	1,000,000
4,500,000		Comerica Bank, 2.150%, 7/1/2008	4,477,813
1,000,000	[1,2]	DePfa Bank PLC, 2.836%, 9/15/2008	1,000,000
2,000,000		Goldleaf Mortgage LLC (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.580%, 7/3/2008	2,000,000
3,345,000		Home City Ice Co. & H.C. Transport (Series 2000), (U.S. Bank, N.A. LOC), 2.950%, 7/3/2008	3,345,000
740,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 - B), (Fulton Bank LOC), 3.000%, 7/3/2008	740,000
1,000,000		Marshall & Ilsley Bank, Milwaukee, 2.473%, 7/25/2008	1,000,000
1,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	1,000,000
2,000,000		National City Bank, 2.715%, 8/13/2008	2,000,000
125,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.508%, 7/3/2008	125,000
1,000,000		Svenska Handelsbanken, Stockholm, 2.938%, 7/7/2008	1,000,000
1,100,000		Union Hamilton Special Purpose Funding LLC (Series 2008-1), TRANCHE #1, (Wachovia Corp., GTD), 3.301%, 9/29/2008	1,100,000
2,000,000		Wachovia Bank N.A., 2.654%, 7/3/2008	1,998,709
1,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.471%, 7/16/2008	1,000,000
		TOTAL	23,286,522
		Brokerage--1.0%
1,000,000		Merrill Lynch & Co., Inc., 2.621%, 7/24/2008	1,000,000
		Electronics--1.9%
2,000,000	[1,2]	IBM International Group Capital LLC, (IBM Corp., GTD), 2.869%, 8/26/2008	2,000,000
		Finance - Commercial--1.0%
1,000,000		General Electric Capital Corp., 2.468%, 7/9/2008	1,000,000
		Finance - Securities--1.0%
1,000,000	[1,2]	K2 (USA) LLC, (K2 Corp., GTD), 2.656%, 8/15/2008 (Final Maturity 8/15/2008)	999,975
		Insurance -1.9%
2,000,000	[1,2]	Pacific Life Global Funding, 2.526%, 7/7/2008	2,000,022
		TOTAL NOTES - VARIABLE	30,286,519
Principal Amount			Value
		REPURCHASE AGREEMENT--4.8%
$4,907,000		Interest in $5,000,000,000 joint repurchase agreement 2.85%, dated 6/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $5,000,395,833 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $5,107,389,530.	$4,907,000
		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST) [5]	103,654,505
		OTHER ASSETS AND LIABILITIES - NET--(0.8)% [6]	(871,891)
		TOTAL NET ASSETS--100%	$102,782,614

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $58,621,180 which represented 57.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2008, these liquid restricted securities amounted to $58,621,180 which represented 57.0% of total net assets.

3 Discount rate at the time of purchase.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ --
Level 2 - Other Significant Observable Inputs	103,654,505
Level 3 - Significant Unobservable Inputs	--
TOTAL	$103,654,505

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$103,654,505
Cash		9,655
Income receivable		100,978
Receivable for shares sold		35,405
Prepaid expenses		10,371
TOTAL ASSETS		103,810,914
Liabilities:
Payable for investments purchased	$1,000,000
Payable for shares redeemed	28,300
TOTAL LIABILITIES		1,028,300
Net assets for 102,891,938 shares outstanding		$102,782,614
Net Assets Consist of:
Paid-in capital		$102,891,486
Accumulated net realized loss on investments		(111,223)
Undistributed net investment income		2,351
TOTAL NET ASSETS		$102,782,614
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$102,782,614 ÷ 102,891,938 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest			$1,798,565
Expenses:
Investment adviser fee (Note 5)		$256,589
Administrative personnel and services fee (Note 5)		74,590
Custodian fees		10,583
Transfer and dividend disbursing agent fees and expenses		7,335
Directors'/Trustees' fees		859
Auditing fees		9,448
Legal fees		8,419
Portfolio accounting fees		22,094
Printing and postage		6,746
Insurance premiums		1,756
Miscellaneous		217
TOTAL EXPENSES		398,636
Waivers (Note 5):
Waiver of investment adviser fee	$(50,637)
Waiver of administrative personnel and services fee	(11,919)
TOTAL WAIVERS		(62,556)
Net expenses			336,080
Net investment income			1,462,485
Net realized gain on investments			92,437
Change in net assets resulting from operations			$1,554,922

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,462,485	$4,298,045
Net realized gain on investments	92,437	17,527
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,554,922	4,315,572
Distributions to Shareholders:
Distributions from net investment income	(1,460,182)	(4,298,117)
Share Transactions:
Proceeds from sale of shares	47,088,309	108,133,162
Net asset value of shares issued to shareholders in payment of distributions declared	1,460,182	4,298,117
Cost of shares redeemed	(41,559,470)	(91,373,344)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,989,021	21,057,935
Change in net assets	7,083,761	21,075,390
Net Assets:
Beginning of period	95,698,853	74,623,463
End of period (including undistributed net investment income of $2,351 and $48, respectively)	$102,782,614	$95,698,853

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	47,088,309	108,133,162
Shares issued to shareholders in payment of distributions declared	1,460,182	4,298,117
Shares redeemed	(41,559,470)	(91,373,344)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,989,021	21,057,935

4. FEDERAL TAX INFORMATION

At December 31, 2007, the Fund had a capital loss carryforward of $203,660 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily waived $50,637 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.122% of average daily net assets of the Fund. FAS waived $11,919 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED PRIME MONEY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Prime Money Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916504

G00433-05 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2008

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$11.34		$11.29	$11.30	$11.67	$11.84	$11.71
Income From Investment Operations:
Net investment income	0.27	[2]	0.52 [2]	0.49 [2]	0.44 [2]	0.42 [2]	0.47 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.21)		0.07	(0.04)	(0.30)	0.01	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.06		0.59	0.45	0.14	0.43	0.53
Less Distributions:
Distributions from net investment income	(0.56)		(0.54)	(0.46)	(0.44)	(0.49)	(0.40)
Distributions from net realized gain on investments	--		--	--	(0.07)	(0.11)	--
TOTAL DISTRIBUTIONS	(0.56)		(0.54)	(0.46)	(0.51)	(0.60)	(0.40)
Net Asset Value, End of Period	$10.84		$11.34	$11.29	$11.30	$11.67	$11.84
Total Return [3]	0.50%		5.38%	4.15%	1.30%	3.62%	4.65%

Ratios to Average Net Assets:
Net expenses	0.70	% [4]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	4.82	% [4]	4.68%	4.43%	3.87%	3.56%	3.98%
Expense waiver/reimbursement [5]	0.04	% [4]	0.06%	0.04%	0.29%	0.27%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$331,598		$365,332	$390,738	$480,859	$518,023	$575,848
Portfolio turnover	18%		23%	64%	43%	41%	87%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2008		2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$11.29		$11.24	$11.25	$11.63	$11.82	$11.71
Income From Investment Operations:
Net investment income	0.25	[2]	0.49 [2]	0.46 [2]	0.41 [2]	0.38 [2]	0.42 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.20)		0.07	(0.04)	(0.31)	0.01	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.05		0.56	0.42	0.10	0.39	0.50
Less Distributions:
Distributions from net investment income	(0.53)		(0.51)	(0.43)	(0.41)	(0.47)	(0.39)
Distributions from net realized gain on investments	--		--	--	(0.07)	(0.11)	--
TOTAL DISTRIBUTIONS	(0.53)		(0.51)	(0.43)	(0.48)	(0.58)	(0.39)
Net Asset Value, End of Period	$10.81		$11.29	$11.24	$11.25	$11.63	$11.82
Total Return [3]	0.44%		5.14%	3.92%	0.99%	3.32%	4.44%

Ratios to Average Net Assets:
Net expenses	0.95	% [4]	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	4.58	% [4]	4.43%	4.18%	3.62%	3.31%	3.60%
Expense waiver/reimbursement [5]	0.04	% [4]	0.06%	0.04%	0.04%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,478		$77,282	$75,850	$72,996	$64,698	$44,837
Portfolio turnover	18%		23%	64%	43%	41%	87%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,005.00	$3.49
Service Shares	$1,000	$1,004.40	$4.73
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.38	$3.52
Service Shares	$1,000	$1,020.14	$4.77

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of expenses. The annualized net expense ratios are as follows:

Primary Shares	0.70%
Service Shares	0.95%

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.6%
U.S. Treasury and Agency Securities [2]	2.5%
Mortgage-Backed Securities [3,4]	0.0%
Derivative Contracts [5]	0.1%
Cash Equivalents [6]	0.4%
Other Assets and Liabilities--Net [7]	1.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

4 Represents less than 0.1%.

5 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

7 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--94.7%
		Basic Industry - Chemicals--1.5%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,874,973
850,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	858,746
1,360,000		Praxair, Inc., 4.625%, 3/30/2015	1,308,168
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,294,916
895,000		Rohm & Haas Co., 6.00%, 9/15/2017	874,800
		TOTAL	6,211,603
		Basic Industry - Metals & Mining--2.8%
760,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	742,745
930,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	940,258
3,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	3,296,312
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,554,350
1,435,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,445,687
1,435,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	1,441,558
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	978,242
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,192,553
		TOTAL	11,591,705
		Basic Industry - Paper--1.4%
3,610,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	3,575,604
450,000		Westvaco Corp., 7.65%, 3/15/2027	449,157
1,800,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,784,007
		TOTAL	5,808,768
		Capital Goods - Aerospace & Defense--2.1%
1,005,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,014,735
1,500,000		Boeing Co., Note, 5.125%, 2/15/2013	1,517,122
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	488,750
660,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	637,159
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,262,661
1,800,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,746,245
		TOTAL	8,666,672
		Capital Goods - Diversified Manufacturing--2.9%
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,568,250
1,125,000		Dover Corp., Note, 5.45%, 3/15/2018	1,107,625
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,046,604
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,379,429
2,300,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	2,378,724
1,480,000		Textron Financial Corp., 5.40%, 4/28/2013	1,468,445
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,528,214
1,275,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	1,298,587
		TOTAL	11,775,878
		Capital Goods - Environmental--1.5%
6,000,000		Waste Management, Inc., 7.375%, 8/1/2010	6,261,763
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--2.9%
$6,500,000		Comcast Corp., 7.125%, 6/15/2013	$6,852,542
3,450,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,605,557
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,379,156
		TOTAL	11,837,255
		Communications - Media Noncable--0.4%
550,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	567,991
1,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,145,701
		TOTAL	1,713,692
		Communications - Telecom Wireless--2.0%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,170,454
2,000,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	2,134,036
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,580,380
470,000		Vodafone Group PLC, 5.35%, 2/27/2012	475,941
1,740,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,680,686
		TOTAL	8,041,497
		Communications - Telecom Wirelines--2.0%
685,000		Embarq Corp., 6.738%, 6/1/2013	661,920
3,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	3,042,648
540,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	574,673
2,360,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,416,961
1,600,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,594,232
		TOTAL	8,290,434
		Consumer Cyclical - Automotive--2.2%
1,910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	1,873,770
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	774,435
2,150,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,158,991
1,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	1,013,055
2,840,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	2,808,369
540,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	534,876
		TOTAL	9,163,496
		Consumer Cyclical - Entertainment--1.6%
250,000		International Speedway Corp., 4.20%, 4/15/2009	250,647
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,231,609
1,510,000		Time Warner, Inc., 5.50%, 11/15/2011	1,498,601
3,240,000		Walt Disney Co., Note, 5.70%, 7/15/2011	3,382,507
		TOTAL	6,363,364
		Consumer Cyclical - Lodging--0.2%
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	815,918
		Consumer Cyclical - Retailers--2.1%
1,150,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	1,160,069
1,876,071	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,724,591
1,795,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,766,865
1,280,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,321,684
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	474,396
1,850,000		Target Corp., 5.875%, 3/1/2012	1,922,479
295,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	315,533
		TOTAL	8,685,617
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Services--0.1%
$250,000		Boston University, 7.625%, 7/15/2097	$300,898
		Consumer Non-Cyclical Food/Beverage--1.7%
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,133,168
645,000		Kellogg Co., 4.25%, 3/6/2013	629,092
800,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	810,400
1,430,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,465,866
510,000		PepsiCo, Inc., 4.65%, 2/15/2013	517,887
2,195,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	2,249,628
		TOTAL	6,806,041
		Consumer Non-Cyclical Health Care--1.5%
3,500,000		Anthem, Inc., 6.80%, 8/1/2012	3,626,331
1,085,000		Covidien International Finance SA, 6.55%, 10/15/2037	1,094,795
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,234,703
		TOTAL	5,955,829
		Consumer Non-Cyclical Products--0.7%
1,350,000		Philips Electronics NV, 4.625%, 3/11/2013	1,339,827
1,610,000		Whirlpool Corp., 5.50%, 3/1/2013	1,592,690
		TOTAL	2,932,517
		Consumer Non-Cyclical Supermarkets--0.9%
1,950,000		Kroger Co., 7.25%, 6/1/2009	2,002,408
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	629,138
1,040,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,020,980
		TOTAL	3,652,526
		Consumer Non-Cyclical Tobacco--0.4%
1,500,000		Philip Morris International, Inc., 5.65%, 5/16/2018	1,465,815
		Energy - Independent--3.5%
2,600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	2,608,923
500,000		Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009	510,771
3,280,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,178,582
1,200,000	[1,2]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	1,284,017
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	943,750
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,732,875
970,200	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	969,103
910,064	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	880,487
260,000		XTO Energy, Inc., 6.375%, 6/15/2038	253,418
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	408,113
595,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	603,744
		TOTAL	14,373,783
		Energy - Integrated--2.3%
4,220,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	4,376,331
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,377,668
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	950,164
1,633,415	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,672,157
1,000,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,003,919
		TOTAL	9,380,239
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.8%
$1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	$1,786,895
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,469,429
		TOTAL	3,256,324
		Energy - Refining--0.3%
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,396,198
		Financial Institution - Banking--17.7%
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,510,498
5,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	4,866,187
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,573,991
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	1,853,419
5,500,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	5,492,096
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,229,356
1,974,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	1,666,624
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,607,547
3,080,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	3,162,979
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	3,575,711
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,443,598
4,300,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,049,986
6,600,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	6,880,208
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,035,049
3,550,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	3,533,984
1,150,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	1,178,003
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	383,189
2,660,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	2,765,046
1,740,000		Popular North America, Inc., 5.65%, 4/15/2009	1,706,677
3,620,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,196,153
1,160,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,102,128
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,370,170
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,219,594
2,900,000		Washington Mutual Bank, 5.125%, 1/15/2015	2,202,413
2,000,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	1,721,757
3,300,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	3,463,603
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,004,280
2,310,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,841,615
		TOTAL	72,635,861
		Financial Institution - Brokerage--12.3%
2,530,000		Bear Stearns & Co., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,441,356
3,400,000		Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009	3,357,825
4,480,000		Blackrock, Inc., 6.25%, 9/15/2017	4,530,476
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	844,977
1,750,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	1,710,995
3,000,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,293,687
4,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	4,701,653
1,500,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	1,566,872
2,330,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	2,272,063
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$4,530,000		Invesco Ltd., Note, 4.50%, 12/15/2009	$4,440,082
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	721,291
680,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	664,464
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	770,082
2,350,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,391,218
1,600,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	1,493,924
1,550,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	1,341,637
3,400,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	3,397,970
3,000,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	3,019,896
2,700,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	2,613,949
1,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	993,356
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	755,824
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	1,919,587
690,000		Nuveen Investments, 5.00%, 9/15/2010	626,175
690,000		Nuveen Investments, 5.50%, 9/15/2015	496,800
		TOTAL	50,366,159
		Financial Institution - Finance Noncaptive--4.0%
1,300,000		American Express Co., 4.75%, 6/17/2009	1,308,998
2,630,000		American Express Credit Corp., 5.875%, 5/2/2013	2,623,464
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	1,895,829
1,720,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	1,114,821
4,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	4,605,733
1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	878,596
2,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,155,936
680,000		International Lease Finance Corp., 6.625%, 11/15/2013	629,226
1,500,000		SLM Corp., Note, 4.00%, 1/15/2010	1,398,004
		TOTAL	16,610,607
		Financial Institution - Insurance - Health--0.6%
555,000		Aetna US Healthcare, 5.75%, 6/15/2011	569,395
2,055,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	2,006,995
		TOTAL	2,576,390
		Financial Institution - Insurance - Life--1.2%
1,120,000		CIGNA Corp., 6.35%, 3/15/2018	1,135,407
1,570,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	1,557,100
1,260,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,229,310
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	801,725
250,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	275,386
		TOTAL	4,998,928
		Financial Institution - Insurance - P&C--3.2%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,287,162
1,880,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,825,451
330,000		CNA Financial Corp., 6.50%, 8/15/2016	318,965
850,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	854,554
400,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	388,613
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,243,064
2,700,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,575,055
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--continued
$250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	$104,487
705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	603,050
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	369,142
3,690,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,368,321
		TOTAL	12,937,864
		Financial Institution - REITs--1.9%
640,000		AMB Property LP, 6.30%, 6/1/2013	641,872
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	784,385
850,000		Liberty Property LP, 6.625%, 10/1/2017	812,654
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,552,952
1,250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,211,147
2,470,000		Simon Property Group, Inc., 6.35%, 8/28/2012	2,529,126
110,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	109,080
		TOTAL	7,641,216
		Municipal Services--0.6%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	771,812
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,615,068
		TOTAL	2,386,880
		Technology--3.9%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	713,948
2,535,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,608,410
765,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	789,470
1,760,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,793,916
1,670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,688,690
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,407,754
875,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	858,451
1,840,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	1,871,764
1,060,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	1,039,268
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,210,414
		TOTAL	15,982,085
		Transportation - Airlines--1.1%
4,484,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,370,907
		Transportation - Railroads--0.6%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,919,817
175,579		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	189,404
460,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	482,380
		TOTAL	2,591,601
		Transportation - Services--0.9%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,478,361
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,014,554
1,300,000		Ryder System, Inc., 5.95%, 5/2/2011	1,313,870
		TOTAL	3,806,785
		Utility - Electric--7.1%
1,400,000		Alabama Power Co., 4.70%, 12/1/2010	1,427,389
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	791,953
2,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	2,096,181
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	$914,225
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	961,042
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,913,232
940,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	974,140
2,510,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,474,374
1,200,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,259,300
3,150,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,960,600
800,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	780,233
1,440,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	1,459,936
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	628,425
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	982,950
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,132,739
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,417,206
3,660,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,633,221
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,542,963
860,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	860,180
		TOTAL	29,210,289
		Utility - Natural Gas Distributor--1.2%
5,010,000		Atmos Energy Corp., 4.00%, 10/15/2009	4,967,843
		Utility - Natural Gas Pipelines--0.6%
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,426,249
		TOTAL CORPORATE BONDS (IDENTIFIED COST $398,690,741)	388,257,496
		CORPORATE NOTE--0.9%
		Communications - Telecom Wirelines--0.9%
3,885,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $3,876,826)	3,857,837
		GOVERNMENTS/AGENCIES--2.2%
		Sovereign--2.2%
500,000		Sweden, Government of, 10.25%, 11/1/2015	570,821
7,800,000		United Mexican States, Note, 9.875%, 2/1/2010	8,494,200
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $8,910,418)	9,065,021
		MORTGAGE-BACKED SECURITIES--0.0%
		Federal Home Loan Mortgage Corporation--0.0%
5,106		FGCE80411, 6.50%, 4/1/2015	5,313
4,862		FGCC01051, 8.00%, 9/1/2030	5,192
		TOTAL	10,505
		Government National Mortgage Association--0.0%
6,934		GN516688, 8.00%, 8/15/2029	7,455
2,409		GN493514, 8.00%, 9/15/2030	2,598
		TOTAL	10,053
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,242)	20,558
		U.S. TREASURY--0.3%
		Treasury Securities--0.3%
500,000	[3]	United States Treasury Bill, 1.72%, 10/16/2008	497,006
500,000	[3,4]	United States Treasury Bill, 1.58%, 7/24/2008	499,518
		TOTAL U.S. TREASURY (IDENTIFIED COST $996,804)	996,524
Principal Amount			Value
		REPURCHASE AGREEMENT--0.4%
$1,604,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835. (AT COST)	$1,604,000
		TOTAL INVESTMENTS--98.5% (IDENTIFIED COST $414,098,031) [5]	403,801,436
		OTHER ASSETS AND LIABILITIES - NET--1.5% [6]	6,274,765
		TOTAL NET ASSETS--100%	$410,076,201

At June 30, 2008, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7] U.S. Treasury Notes 2-Year Long Futures	950	$200,642,970	September 2008	$690,359
[7] U.S. Treasury Bond Short Futures	383	$ 44,272,406	September 2008	$(195,633)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$494,726

Net Unrealized Appreciation on Futures Contracts is included in "Other Assets and Liabilities - Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $49,577,101, which represented 12.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2008, these liquid restricted securities amounted to $49,577,101, which represented 12.1% of total net assets.

3 Discount rate at time of purchase.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

7 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ --	$494,726
Level 2 - Other Significant Observable Inputs	403,801,436	--
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$403,801,436	$494,726

* Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $414,098,031)		$403,801,436
Cash		349
Income receivable		6,091,968
Receivable for shares sold		402,019
Receivable for daily variation margin		127,845
TOTAL ASSETS		410,423,617
Liabilities:
Payable for shares redeemed	$185,583
Payable for transfer and dividend disbursing agent fees and expenses	6,750
Payable for auditing fees	9,194
Payable for Directors'/Trustees' fees	393
Payable for portfolio accounting fees	8,128
Payable for distribution services fee (Note 5)	15,952
Payable for printing and postage	110,571
Accrued expenses	10,845
TOTAL LIABILITIES		347,416
Net assets for 37,848,667 shares outstanding		$410,076,201
Net Assets Consist of:
Paid-in capital		$411,293,257
Net unrealized depreciation of investments and futures contracts		(9,801,869)
Accumulated net realized loss on investments and futures contracts		(1,784,273)
Undistributed net investment income		10,369,086
TOTAL NET ASSETS		$410,076,201
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$331,598,099 ÷ 30,585,620 shares outstanding, no par value, unlimited shares authorized		$10.84
Service Shares:
$78,478,102 ÷ 7,263,047 shares outstanding, no par value, unlimited shares authorized		$10.81

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest (including income on securities loaned of $2,444)			$12,001,010
Expenses:
Investment adviser fee (Note 5)		$1,302,396
Administrative personnel and services fee (Note 5)		169,649
Custodian fees		10,036
Transfer and dividend disbursing agent fees and expenses		15,237
Directors'/Trustees' fees		1,941
Auditing fees		10,194
Legal fees		8,479
Portfolio accounting fees		55,643
Distribution services fee--Service Shares (Note 5)		98,073
Printing and postage		48,293
Insurance premiums		2,252
Miscellaneous		2,084
TOTAL EXPENSES		1,724,277
Waivers (Note 5):
Waiver of investment adviser fee	$(91,756)
Waiver of administrative personnel and services fee	(4,350)
Waiver of distribution services fee--Service Shares	(200)
TOTAL WAIVERS		(96,306)
Net expenses			1,627,971
Net investment income			10,373,039
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,014,972
Net realized gain on futures contracts			699,583
Net change in unrealized appreciation of investments			(9,984,694)
Net change in unrealized appreciation of futures contracts			153,263
Net realized and unrealized loss on investments and futures contracts			(8,116,876)
Change in net assets resulting from operations			$2,256,163

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,373,039	$21,220,937
Net realized gain on investments and futures contracts	1,714,555	720,058
Net change in unrealized appreciation/depreciation of investments and futures contracts	(9,831,431)	1,492,759
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,256,163	23,433,754
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(17,574,752)	(18,813,249)
Service Shares	(3,647,819)	(3,381,367)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,222,571)	(22,194,616)
Share Transactions:
Proceeds from sale of shares	33,758,631	60,977,549
Net asset value of shares issued to shareholders in payment of distributions declared	21,222,571	22,194,616
Cost of shares redeemed	(68,552,410)	(108,115,115)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,571,208)	(24,942,950)
Change in net assets	(32,537,616)	(23,703,812)
Net Assets:
Beginning of period	442,613,817	466,317,629
End of period (including undistributed net investment income of $10,369,086 and $21,218,618, respectively)	$410,076,201	$442,613,817

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2008, the Fund had a net realized gain on futures contracts of $699,583.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2008, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2008		Year Ended 12/31/2007
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,253,125	$25,645,964	4,542,142	$50,737,471
Shares issued to shareholders in payment of distributions declared	1,621,287	17,574,752	1,716,537	18,813,249
Shares redeemed	(5,499,877)	(61,351,370)	(8,653,282)	(95,816,063)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,625,465)	$(18,130,654)	(2,394,603)	$(26,265,343)

	Six Months Ended 6/30/2008		Year Ended 12/31/2007
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	721,165	$8,112,667	926,630	$10,240,078
Shares issued to shareholders in payment of distributions declared	337,448	3,647,819	309,366	3,381,367
Shares redeemed	(639,629)	(7,201,040)	(1,114,290)	(12,299,052)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	418,984	$4,559,446	121,706	$1,322,393
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,206,481)	$(13,571,208)	(2,272,897)	$(24,942,950)

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $414,098,031. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $10,296,595. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,201,893 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,498,488.

At December 31, 2007, the Fund had a capital loss carryforward of $3,157,365 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily waived $91,756 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,350 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, FSC voluntarily waived $200 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2008, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2008, the Fund's Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2008, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$68,534,497
Sales	$91,557,779

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED QUALITY BOND FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investments in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the fund resides (so-called "householding"), as permitted by applicable rules. The fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) none of the shareholders in the household have notified the fund or its agent of the "householding," and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who have purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Quality Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

G02590-01 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	August 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher, Principal Executive Officer
Date	August 7, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	August 7, 2008